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                                                                      CONSECO(R)
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Issued by
CONSECO VARIABLE
INSURANCE COMPANY



                                                      Conseco  A D V A N T A G E
                                                      --------------------------
                                                      FIXED AND VARIABLE ANNUITY

                                                                     MAY 1, 2001

                                                                      PROSPECTUS

                                              CONSECO VARIABLE INSURANCE COMPANY
                                              CONSECO VARIABLE ANNUITY ACCOUNT F


                                       This cover is not part of the prospectus.

                                                                      [LOGO](SM)
                                                                      CONSECO(R)
================================================================================

                    THE INDIVIDUAL FIXED AND VARIABLE ANNUITY
                                    ISSUED BY
                       Conseco Variable Annuity Account F
                                       and
                       Conseco Variable Insurance Company

     This prospectus describes the Individual Fixed and Variable Annuity Contract (CONTRACT) offered by Conseco Variable Insurance Company (Conseco Variable).

     The annuity contract has 61 investment options - a fixed account which offers an interest rate which is guaranteed not to be less than 3% by Conseco Variable, the interest adjustment account and 59 investment portfolios listed below. Prior to May 1, 2000, the interest adjustment account was known as the market value adjustment account option. The interest adjustment account is referred to as the market value adjustment account in your contract. The interest adjustment account may not be available in your state. You can put your money in the fixed account, the interest adjustment account and/or the investment portfolios. Your investments in the investment portfolios are not guaranteed. You could lose your money. Currently, you can invest in up to 15 investment portfolios at one time. Money you direct to the fixed account and the interest adjustment account earns interest at a rate guaranteed by us.

CONSECO SERIES TRUST
MANAGED BY CONSECO CAPITAL MANAGEMENT, INC.

     o  Conseco 20 Focus Portfolio

     o  Equity Portfolio

     o  Balanced Portfolio

     o  High Yield Portfolio

     o  Fixed Income Portfolio

     o  Government Securities Portfolio

     o  Money Market Portfolio

THE ALGER AMERICAN FUND
MANAGED BY FRED ALGER MANAGEMENT, INC.

     o  Alger American Growth Portfolio

     o  Alger American Leveraged AllCap Portfolio

     o  Alger American MidCap Growth Portfolio

     o  Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.

     o  VP Income & Growth Fund

     o  VP International Fund

     o  VP Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST
MANAGED BY BERGER LLC

     o  Berger IPT--Growth Fund (formerly, Berger IPT--100 Fund)

     o Berger IPT--Large Cap Growth Fund (formerly, Berger IPT--Growth and Income Fund)

     o  Berger IPT--Small Company Growth Fund

     o  Berger IPT--New Generation Fund

MANAGED BY BBOI WORLDWIDE LLC

     o  Berger IPT--International Fund

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES) MANAGED BY THE DREYFUS CORPORATION
SUB-ADVISED BY NCM CAPITAL MANAGEMENT GROUP, INC.

DREYFUS STOCK INDEX FUND (INITIAL SHARES)
MANAGED BY THE DREYFUS CORPORATION AND MELLON EQUITY ASSOCIATES

DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF") (INITIAL SHARES)
MANAGED BY THE DREYFUS CORPORATION

     o  Dreyfus VIF--Disciplined Stock Portfolio

     o  Dreyfus VIF--International Value Portfolio

FEDERATED INSURANCE SERIES
MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY

     o  Federated High Income Bond Fund II

     o  Federated Utility Fund II

MANAGED BY FEDERATED GLOBAL INVESTMENT MANAGEMENT CORP.

     o  Federated International Equity Fund II

     o  Federated International Small Company Fund II

--------------------------------------------------------------------------------
     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FIRST AMERICAN INSURANCE PORTFOLIOS MANAGED BY U.S. BANCORP PIPER JAFFRAY ASSET MANAGEMENT

================================================================================

     o  First American Large Cap Growth Portfolio

     o  First American Mid Cap Growth Portfolio

INVESCO VARIABLE INVESTMENT FUNDS, INC.
MANAGED BY INVESCO FUNDS GROUP, INC.

     o  INVESCO VIF--High Yield Fund

     o  INVESCO VIF--Equity Income Fund

     o  INVESCO VIF--Financial Services Fund

     o  INVESCO VIF--Health Sciences Fund

     o  INVESCO VIF--Real Estate Opportunity Fund

     o  INVESCO VIF--Technology Fund

     o  INVESCO VIF--Telecommunications Fund

JANUS ASPEN SERIES
MANAGED BY JANUS CAPITAL CORPORATION

     o  Aggressive Growth Portfolio

     o  Growth Portfolio

     o  Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
MANAGED BY LAZARD ASSET MANAGEMENT

     o  Lazard Retirement Equity Portfolio

     o  Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
MANAGED BY LORD ABBETT & CO.

     o  Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST
(NOT AVAILABLE FOR NEW SALES AS OF MAY 1, 2001)
MANAGED BY BRINSON ADVISORS, INC.
(FORMERLY KNOWN AS MITCHELL HUTCHINS ASSET MANAGEMENT INC.)
SUB-ADVISED BY ALLIANCE CAPITAL MANAGEMENT L.P.

     o  Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
MANAGED BY NEUBERGER BERMAN MANAGEMENT INC.

     o  Limited Maturity Bond Portfolio

     o  Partners Portfolio

     o  MidCap Growth Portfolio

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.

     o  Pioneer Fund VCT Portfolio

     o  Pioneer Equity-Income VCT Portfolio

     o  Pioneer Europe VCT Portfolio

RYDEX VARIABLE TRUST
MANAGED BY RYDEX GLOBAL ADVISORS

     o  OTC Fund

     o  Nova Fund

     o  U.S. Government Money Market Fund

SELIGMAN PORTFOLIOS, INC.
MANAGED BY J. & W. SELIGMAN & CO. INCORPORATED

     o  Seligman Communications and Information Portfolio (Class 2)

     o  Seligman Global Technology Portfolio (Class 2)

STRONG OPPORTUNITY FUND II, INC.
ADVISED BY STRONG CAPITAL MANAGEMENT, INC.

     o  Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.
ADVISED BY STRONG CAPITAL MANAGEMENT, INC.

     o  Strong Mid Cap Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST
MANAGED BY VAN ECK ASSOCIATES CORPORATION

     o  Worldwide Bond Fund

     o  Worldwide Emerging Markets Fund

     o  Worldwide Hard Assets Fund

     o  Worldwide Real Estate Fund

     Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Conseco Advantage Fixed and Variable Annuity Contract.

     To learn more about the Conseco Advantage Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2001. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 34 of this prospectus. For a free copy of the SAI, call us at (800) 824-2726 or write us at our administrative office: 11815 N. Pennsylvania Street, Carmel, Indiana 46032.

THE CONTRACTS:

     o  ARE NOT BANK DEPOSITS

     o  ARE NOT FEDERALLY INSURED

     o  ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY

     o  ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL

May 1, 2001

                                              Conseco Variable Insurance Company

                                                                  2001 Account F
                                                              INDIVIDUAL ANNUITY
================================================================================

TABLE OF CONTENTS
                                                                            PAGE
INDEX OF SPECIAL TERMS .....................................................   5
HIGHLIGHTS .................................................................   6
FEE TABLE ..................................................................   7
THE CONSECO ADVANTAGE ANNUITY CONTRACT .....................................  20
ANNUITY PAYMENTS (ANNUITY PERIOD) ..........................................  20
PURCHASE ...................................................................  21
Purchase Payments ..........................................................  21
Allocation of Purchase Payments ............................................  21
Free Look ..................................................................  22
Accumulation Units .........................................................  22
INVESTMENT OPTIONS .........................................................  22
Investment Portfolios ......................................................  22
Voting Rights ..............................................................  25
Substitution ...............................................................  25
The Fixed Account and the Interest Adjustment Account ......................  25
Transfers ..................................................................  25
Dollar Cost Averaging Program ..............................................  26
Rebalancing Program ........................................................  26
Asset Allocation Program ...................................................  27
Sweep Program ..............................................................  27
EXPENSES ...................................................................  27
Insurance Charges ..........................................................  27
Contract Maintenance Charge ................................................  27
Contingent Deferred Sales Charge ...........................................  28
Reduction or Elimination of the Contingent Deferred Sales Charge ...........  28
Transfer Fee ...............................................................  28
Premium Taxes ..............................................................  28
Income Taxes ...............................................................  29
Investment Portfolio Expenses ..............................................  29
TAXES ......................................................................  29
Annuity Contracts in General ...............................................  29
Qualified and Non-Qualified Contracts ......................................  29
Withdrawals--Non-Qualified Contracts .......................................  29
Withdrawals--Qualified Contracts ...........................................  30
Withdrawals--Tax-Sheltered Annuities .......................................  30
Taxation of Death Benefits .................................................  30
  Diversification ..........................................................  31
Investor Control ...........................................................  31
ACCESS TO YOUR MONEY .......................................................  31
Systematic Withdrawal Program ..............................................  31
Suspension of Payments or Transfers ........................................  32
PERFORMANCE ................................................................  32

TABLE OF CONTENTS CONT'D
                                                                            PAGE
DEATH BENEFIT ..............................................................  32
Upon Your Death ............................................................  32
Death of Annuitant .........................................................  33
INTERNAL APPEALS PROCEDURES ................................................  33
OTHER INFORMATION ..........................................................  33
Conseco Variable ...........................................................  33
The Separate Account .......................................................  33
Distributor ................................................................  34
Ownership ..................................................................  34
Beneficiary ................................................................  34
Assignment .................................................................  34
Financial Statements .......................................................  34
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION ...............  34
APPENDIX A--CONDENSED FINANCIAL INFORMATION ................................  35
APPENDIX B--PARTICIPATING INVESTMENT PORTFOLIOS ............................  40

                                              Conseco Variable Insurance Company

                                                                  2001 Account F
                                                              INDIVIDUAL ANNUITY
================================================================================

INDEX OF SPECIAL TERMS

     Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

                                                                            Page
Accumulation Period ........................................................  19
Accumulation Unit ..........................................................  21
Annuitant ..................................................................  19
Annuity Date ...............................................................  19
Annuity Options ............................................................  19
Annuity Payments ...........................................................  19
Annuity Unit ...............................................................  21
Beneficiary ................................................................  33
Contract ...................................................................   1
Annuity Period .............................................................  19
Investment Portfolios ......................................................  21
Joint Owner ................................................................  33
Non-Qualified ..............................................................  28
Owner ......................................................................  33
Purchase Payment ...........................................................  20
Qualified ..................................................................  28
Tax-Deferral ...............................................................  28

================================================================================
HIGHLIGHTS

     The variable annuity contract that we are offering is a contract between you, (the owner) and us (the insurance company). The contract provides a way for you to invest on a tax-deferred basis in the subaccounts (also referred to as investment portfolios) of Conseco Variable Annuity Account F (Separate Acount), the fixed account and the interest adjustment account. Prior to May 1, 2000, the interest adjustment account was known as the market value adjustment account. The contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes.

     All deferred annuity contracts, like the contract, have two periods: the accumulation period and the annuity period. During the accumulation period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the accumulation period, we may assess a charge of up to 7% of each purchase payment withdrawn. The annuity period occurs when you begin receiving regular annuity payments from your contract.

     You can choose to receive annuity payments on a variable basis, on a fixed basis or a combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolios you select for the annuity period. If you choose fixed payments, the amount of the fixed annuity payments are constant for the entire annuity period.

     FREE LOOK. If you cancel the contract within 10 days after receiving it (or whatever longer time period is required in your state), we will cancel the contract without assessing a contingent deferred sales charge. You will receive whatever your contract is worth on the day we receive your request for cancellation. This may be more or less than your original payment. We will return your original payment if required by law.

     TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out during the accumulation period, earnings come out first and are taxed as ordinary income. If you are younger than age 591/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the annuity period are considered partly a return of your original investment. The part of each payment that is a return of your investment is not taxable as income.

     INQUIRIES. If you need more information, please contact us at:

     Conseco Variable Insurance Company
     11815 N. Pennsylvania Street
     Carmel, Indiana 46032
     (800) 824-2726

                                              Conseco Variable Insurance Company

                                                                  2001 Account F
                                                              INDIVIDUAL ANNUITY
================================================================================

FEE TABLE

     The purpose of the Fee Table is to show you the various contract expenses you will pay directly or indirectly. The Fee Table reflects expenses of the Separate Account as well as the investment portfolios.

OWNER TRANSACTION EXPENSES

CONTINGENT DEFERRED SALES CHARGE: (as a percentage of purchase payments) (See
Note 1 under "Notes to Fee Table and Examples")


             NO. OF YEARS FROM                          CONTINGENT DEFERRED
             RECEIPT OF PAYMENT                             SALES CHARGE
     ----------------------------------------------------------------------

             First Year......................................... 7%
             Second Year........................................ 7%
             Third Year......................................... 6%
             Fourth Year........................................ 5%
             Fifth Year......................................... 4%
             Sixth Year......................................... 3%
             Seventh Year....................................... 2%
             Eighth Year and more............................... 0%
     ----------------------------------------------------------------------

TRANSFER FEE:

(see Note 2 under "Notes to Fee Table and Examples")

CONTRACT MAINTENANCE CHARGE:

(see Note 3 under "Notes to Fee Table and Examples")

SEPARATE ACCOUNT ANNUAL EXPENSES

("Insurance Charges"): (as a percentage of average account value)

Mortality and Expense Risk Charge ......................................   1.25%
Administrative Charge (the administrative charge
  can be increased to .25%) ............................................    .15%
                                                                           ----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES .................................   1.40%

No charge for one transfer in each 30 day period during the accumulation period. Thereafter, we may charge a fee of $25 per transfer. We will not charge for the two transfers allowed each year during the annuity period.

$30 per contract per year (this charge can be increased up to a maximum of $60 per contract per year)

================================================================================

ANNUAL FUND EXPENSES
(as a percentage of the average daily net assets of a portfolio)

                                                                                                                  TOTAL ANNUAL
                                                                                                OTHER EXPENSES      PORTFOLIO
                                                                                                (AFTER EXPENSE      EXPENSES
                                                                                                REIMBURSEMENT,   (AFTER EXPENSE
                                                                                                    IF ANY,      REIMBURSEMENT,
                                                                      MANAGEMENT       12B-1     FOR CERTAIN        IF ANY, FOR
                                                                         FEES           FEES      PORTFOLIOS)    CERTAIN PORTFOLIOS)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST (1) (2) (3)
------------------------------------------------------------------------------------------------------------------------------------
Conseco 20 Focus Portfolio .........................................     0.80%         0.25%         0.10%            1.15%
Equity Portfolio ...................................................     0.79%         0.25%         0.06%            1.10%
Balanced Portfolio .................................................     0.77%         0.25%         0.08%            1.10%
High Yield Portfolio ...............................................     0.80%         0.25%         0.10%            1.15%
Fixed Income Portfolio .............................................     0.63%         0.25%         0.07%            0.95%
Government Securities Portfolio ....................................     0.64%         0.25%         0.06%            0.95%
Money Market Portfolio .............................................     0.39%           --          0.06%            0.45%
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio ....................................     0.75%           --          0.04%            0.79%
Alger American Leveraged AllCap Portfolio ..........................     0.85%           --          0.05%            0.90%
Alger American Mid Cap Growth Portfolio ............................     0.80%           --          0.04%            0.84%
Alger American Small Capitalization Portfolio ......................     0.85%           --          0.05%            0.90%
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (4)
------------------------------------------------------------------------------------------------------------------------------------
VP Income & Growth Fund ............................................     0.70%           --          0.00%            0.70%
VP International Fund ..............................................     1.23%           --          0.00%            1.23%
VP Value Fund ......................................................     1.00%           --          0.00%            1.00%
------------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST (5)
------------------------------------------------------------------------------------------------------------------------------------
Berger IPT--Growth Fund ............................................     0.75%           --          0.25%            1.00%
Berger IPT--Large Cap Growth  Fund .................................     0.75%           --          0.15%            0.90%
Berger IPT--Small Company Growth Fund ..............................     0.85%           --          0.13%            0.98%
Berger IPT--New Generation Fund ....................................     0.85%           --          0.30%            1.15%
Berger IPT--International Fund .....................................     0.85%           --          0.35%            1.20%
------------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE ...................................     0.75%           --          0.04%            0.79%
GROWTH FUND, INC. (Initial Class) (6)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND (Initial Class)(6) ........................     0.25%           --          0.01%            0.26%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND (INITIAL CLASS)(6)
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus VIF Disciplined Stock Portfolio ............................     0.75%           --          0.06%            0.81%
Dreyfus VIF International Value Portfolio ..........................     1.00%           --          0.39%            1.39%
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES (7)
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II .................................     0.60%           --          0.19%            0.79%
Federated International Equity Fund II .............................     0.54%           --          0.71%            1.25%
Federated Utility Fund II ..........................................     0.75%           --          0.19%            0.94%
Federated International Small Company Fund II ......................     0.15%           --          1.25%            1.50%
------------------------------------------------------------------------------------------------------------------------------------
FIRST AMERICAN INSURANCE PORTFOLIOS (8)
------------------------------------------------------------------------------------------------------------------------------------
First American Large Cap Growth  Portfolio .........................     0.70%         0.25%         0.10%            1.05%
First American Mid Cap Growth  Portfolio ...........................     0.70%         0.25%         0.20%            1.15%
---------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC. (9)
---------------------------------------------------------------------------------------------------------------------------
INVESCO VIF--High Yield Fund .......................................     0.60%           --          0.47%            1.07%
INVESCO VIF--Equity Income Fund ....................................     0.75%           --          0.42%            1.17%
INVESCO VIF--Financial Services Fund ...............................     0.75%           --          0.34%            1.09%
INVESCO VIF--Health Sciences Fund ..................................     0.75%           --          0.32%            1.07%

                                              Conseco Variable Insurance Company

                                                                  2001 Account F
                                                              INDIVIDUAL ANNUITY
================================================================================

                                                                                                                  TOTAL ANNUAL
                                                                                                OTHER EXPENSES      PORTFOLIO
                                                                                                (AFTER EXPENSE      EXPENSES
                                                                                                REIMBURSEMENT,   (AFTER EXPENSE
                                                                                                    IF ANY,      REIMBURSEMENT,
                                                                      MANAGEMENT       12B-1     FOR CERTAIN        IF ANY, FOR
                                                                         FEES           FEES      PORTFOLIOS)    CERTAIN PORTFOLIOS)
------------------------------------------------------------------------------------------------------------------------------------

INVESCO VIF--Real Estate Opportunity Fund ..........................     0.90%           --          0.83%            1.73%
INVESCO VIF--Technology Fund .......................................     0.72%           --          0.30%            1.02%
INVESCO VIF--Telecommunications Fund ...............................     0.75%           --          0.31%            1.06%
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES, INSTITUTIONAL SHARES (10)
------------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth Portfolio ........................................     0.65%           --          0.01%            0.66%
Growth Portfolio ...................................................     0.65%           --          0.02%            0.67%
Worldwide Growth Portfolio .........................................     0.65%           --          0.04%            0.69%
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC. (11)
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Equity Portfolio .................................     0.75%         0.25%         0.25%            1.25%
Lazard Retirement Small Cap Portfolio ..............................     0.75%         0.25%         0.25%            1.25%
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio ........................................     0.50%           --          0.37%            0.87%
------------------------------------------------------------------------------------------------------------------------------------
MITCHELL HUTCHINS SERIES TRUST
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Portfolio ........................................     0.70%           --          0.44%            1.14%
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
------------------------------------------------------------------------------------------------------------------------------------
Limited Maturity Bond Portfolio ....................................     0.65%           --          0.11%            0.76%
Partners Portfolio .................................................     0.82%           --          0.10%            0.92%
Midcap Growth Portfolio ............................................     0.84%           --          0.14%            0.98%
------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT Portfolio .........................................     0.65%         0.25%         0.03%            0.93%
Pioneer Equity-Income VCT Portfolio ................................     0.65%         0.25%         0.06%            0.96%
Pioneer Europe VCT Portfolio (12) ..................................     0.95%         0.25%         0.50%            1.70%
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------------
OTC Fund ...........................................................     0.75%           --          0.71%            1.46%
Nova Fund ..........................................................     0.75%           --          0.67%            1.42%
U.S. Government Money Market Fund ..................................     0.50%           --          0.64%            1.14%
------------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC. (13)
------------------------------------------------------------------------------------------------------------------------------------
Seligman Communications and Information Portfolio (Class 2) ........     0.75%         0.25%         0.12%            1.12%
Seligman Global Technology Portfolio (Class 2) .....................     1.00%         0.15%         0.40%            1.55%
------------------------------------------------------------------------------------------------------------------------------------
STRONG OPPORTUNITY FUND II, INC. (14)
------------------------------------------------------------------------------------------------------------------------------------
Opportunity Fund II ................................................     1.00%           --          0.11%            1.11%
------------------------------------------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC. (15)
------------------------------------------------------------------------------------------------------------------------------------
Strong Mid Cap Growth Fund II ......................................     1.00%           --          0.15%            1.15%
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST (16)
------------------------------------------------------------------------------------------------------------------------------------
Worldwide Bond Fund ................................................     1.00%           --          0.15%            1.15%
Worldwide Emerging Markets Fund ....................................     1.00%           --          0.26%            1.26%
Worldwide Hard Assets Fund .........................................     1.00%           --          0.14%            1.14%
Worldwide Real Estate Fund .........................................     1.00%           --          0.45%            1.45%

================================================================================

NOTES TO FEE TABLE AND EXAMPLES:

     The purpose of the Fee Table is to show you the various Contract expenses you will pay directly or indirectly. The Fee Table reflects expenses of the Variable Account as well as the Funds.

     (1) The Adviser, Conseco Capital Management, Inc., and the Administrator, Conseco Services, LLC, have contractually agreed to waive a portion of their fees and/or pay a portion of the Portfolio's expenses through 4/30/02 to ensure that total annual operating expenses do not exceed: 1.15% for the Conseco 20 Focus and High Yield Portfolios; 1.10% for the Equity and Balanced Portfolios; 0.95% for the Fixed Income and Government Securities Portfolios; and 0.45% for the Money Market Portfolio.

     (2) Conseco Capital Management, Inc., in order to meet the expense limitations above, has waived its management fees in excess of the annual rate set forth above. Absent such waivers, the management fees would be 0.85% for the Conseco 20 Focus and High Yield Portfolios; 0.80% for the Equity and Balanced Portfolios; and 0.65% for the Fixed Income, Government Securities and Money Market Portfolios.

     (3) Expense information has been restated to reflect the new 12b-1 Distribution Fees.

     (4) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as the fund's assets increase.

     (5) The Funds' investment advisers have agreed to waive their advisory fee and reimburse the Funds for additional expenses to the extent that normal operating expenses in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of each of the Berger IPT--Growth Fund and the Berger IPT--Large Cap Growth Fund exceed 1.00%, the normal operating expenses in any fiscal year of each of the Berger IPT--Small Company Growth Fund and the Berger IPT--New Generation Fund exceed 1.15%, and the normal operating expenses of the Berger IPT--International Fund exceed 1.20% of the respective Fund's average daily net assets. Absent the waiver and reimbursement, Other Expenses for the Berger IPT--Growth Fund, the Berger IPT--New Generation Fund, the Berger IPT--Large Cap Growth Fund, the Berger IPT--Small Company Growth Fund and the Berger IPT--International Fund would have been 0.55%, 2.67%, 0.15%, 0.13% and 1.27%, respectively, and their Total Annual Portfolio Expenses would have been 1.30%, 3.52%, 0.90%, 0.98%, and 2.12%, respectively. These waivers/reimbursements may not be terminated or amended except by a vote of the Fund's Board of Trustees.

     Effective May 12, 2000, the investment advisory fee charged to the Berger IPT--International Fund was reduced to the following rates of average daily net assets: 0.85% of the first $500 million; 0.80% of the next $500 million; and 0.75% of all amounts in excess of $1 billion. The amounts shown reflect the restated advisory fee.

     (6) The expenses for the investment portfolios are for the fiscal year ended December 31, 2000. Actual expenses in future years may be higher or lower than those indicated in the fee table.

     (7) Absent a voluntary waiver of the management fee and the voluntary reimbursement of certain other operating expenses by Federated Global Investment Management Corp., the Management Fee and Total Annual Portfolio Expenses for International Equity Fund II would have been 0.75% and 1.46%, respectively.

     (8) U.S. Bancorp Piper Jaffray Asset Management intends to waive management fees or otherwise pay other expenses during the current fiscal year so that the total operating expenses do not exceed 1.05% and 1.15%, respectively, for Class 1B shares of First American Large Cap Growth Portfolio and First American Mid Cap Growth Portfolio. Fee waivers may be discontinued at any time.

     (9) The Fund's actual Other Expenses and Total Operating Expenses were lower than the figures shown, because their custodian fees were reduced under an expense offset arrangement. Certain expenses of the Fund were voluntarily absorbed by INVESCO pursuant to a commitment to the Fund and INVESCO. This commitment may be changed at any time following the consultation of the Board of Directors. After absorption, the Fund's Other Expenses and Total Annual Fund Operating Expenses were 0.83% and 1.73%, respectively.

     (10) Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in the management fee for Growth, Aggressive Growth and Worldwide Growth Portfolios. All expenses are shown without the effect of expense offset arrangements.

     (11) Effective January 1, 2000, Lazard Asset Management, the Fund's investment adviser voluntarily agreed to reimburse all expenses through December 31, 2000 to the extent total annual port-

                                              Conseco Variable Insurance Company

                                                                  2001 Account F
                                                              INDIVIDUAL ANNUITY
================================================================================

folio expenses exceed in any fiscal year 1.25% of the Portfolio's average daily net assets. Absent such an agreement with the adviser, the total annual portfolio expenses for the year ended December 31, 2000 would have been 5.07% for the Lazard Retirement Equity Portfolio and 2.76% for the Lazard Retirement Small Cap Portfolio.

     (12) Expenses are estimated for the fiscal year ended December 31, 2001, and reflect the expense limitation in effect through December 31, 2001, under which Pioneer Investment Management, Inc. has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce the Portfolio's Class 1 expenses to 1.50% of the average daily net assets attributable to Class 1 shares. The portion of the portfolio's expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class 1 shares. Absent this arrangement, the management fee would be 1.00% and the estimated total annual operating expenses of the Portfolio's Class II shares would be 1.75%.

     (13) The amounts of the Management and 12b-1 Fees and Other Expenses are annualized expenses for the period ended December 31, 2000. Seligman Communications and Information Portfolio and Seligman Global Technology Portfolio began offering Class 2 shares charging 12b-1 fees effective May 1, 2000.

     (14) Strong Capital Management, Inc., the Fund's adviser of the Strong Opportunity Fund II is currently absorbing expenses of 0.07%. Without these absorptions, the expenses would have been 1.18% for the year ended December 31, 2000. The Advisor has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.

     (15) Strong Capital Management, Inc., the fund's adviser of the Strong Mid Cap Growth Fund II is currently absorbing expenses of 0.01%. Without these absorptions, the expenses would have been 1.16% for the year ended December 31, 2000. The Advisor has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.

     (16) Operating Expenses for the Worldwide Hard Assets Fund, the Worldwide Emerging Markets Fund and the Worldwide Real Estate Fund were reduced by a brokerage agreement where the Funds direct certain portfolio trades to a broker that, in return, pays a portion of the Funds' operating expenses. The Advisor agreed to assume expenses on the Worldwide Emerging Markets Fund and the Worldwide Real Estate Fund exceeding 1.30% and 1.50%, respectively, of average daily net assets except Interest, taxes, brokerage commissions and extraordinary expenses for the year ended December 31, 2000. Without such absorption, Other Expenses were 0.16% for the Worldwide Hard Assets Fund, 0.33% for the Worldwide Emerging Markets Fund and 1.27% for the Worldwide Real Estate Fund for the year ended December 31, 2000 and Total Expenses were 1.16%, 1.33% and 2.27%, respectively.

NOTES:

     Note 1: Every year you can take money out of your contract, without the contingent deferred sales charge, of an amount equal to the greater of: (i) 10% of the value of your contract, or (ii) the IRSminimum distribution requirement for your contract if issued as an Individual Retirement Annuity, or (iii) the total of your purchase payments that have been in the contract for more than 7 complete years.

     Note 2: Conseco Variable will not charge you the transfer fee even if there is more than one transfer in a 30-day period during the Accumulation Period if the transfer is for the Dollar Cost Averaging, Sweep or Rebalancing Programs. We will also not charge you a transfer fee on transfers made at the end of the free look period. All reallocations made on the same day count as one transfer.

     Note 3: Conseco Variable will not charge the contract maintenance charge if the value of your contract is $50,000 or more. However, if you make a complete withdrawal, we will charge the contract maintenance charge.

     Note 4: Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.

     Note 5: The assumed average contract size is $30,000.

     Note 6: THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     THERE IS CONDENSED FINANCIAL INFORMATION IN APPENDIX A TO THIS PROSPECTUS.

================================================================================

EXAMPLES:

     You would pay the following expenses assuming the current charges were assessed on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the option listed:

     (a) if you surrender your contract at the end of each time period; (b) if you do not surrender your contract; (c) if you annuitize your contract (except under certain circumstances).

                                                                              1 YEAR         3 YEARS        5 YEARS       10 YEARS
-----------------------------------------------------------------------------------------------------------------------------------

CONSECO SERIES TRUST
Conseco 20 Focus Portfolio................................................    (a) $89          $135           $174           $295
                                                                              (b) $27           $81           $139           $295
                                                                              (c) $89          $135           $139           $295
Equity Portfolio..........................................................    (a) $89          $133           $172           $290
                                                                              (b) $26           $80           $136           $290
                                                                              (c) $89          $133           $136           $290
Balanced Portfolio........................................................    (a) $89          $133           $172           $290
                                                                              (b) $26           $80           $136           $290
                                                                              (c) $89          $133           $136           $290
High Yield Portfolio......................................................    (a) $89          $135           $174           $295
                                                                              (b) $27           $81           $139           $295
                                                                              (c) $89          $135           $139           $295
Fixed Income Portfolio....................................................    (a) $87          $129           $164           $275
                                                                              (b) $25           $75           $129           $275
                                                                              (c) $87          $129           $129           $275
Government Securities Portfolio...........................................    (a) $87          $129           $164           $275
                                                                              (b) $25           $75           $129           $275
                                                                              (c) $87          $129           $129           $275
Money Market Portfolio....................................................    (a) $82          $114           $139           $224
                                                                              (b) $20           $60           $104           $224
                                                                              (c) $82          $114           $104           $224

ALGER AMERICAN FUND
Alger American Growth Portfolio...........................................    (a) $86          $124           $156           $259
                                                                              (b) $23           $71           $121           $259
                                                                              (c) $86          $124           $121           $259
Alger American Leveraged Allcap Portfolio.................................    (a) $87          $127           $162           $270
                                                                              (b) $24           $74           $126           $270
                                                                              (c) $87          $127           $126           $270
Alger American MidCap Growth Portfolio....................................    (a) $86          $126           $159           $264
                                                                              (b) $23           $72           $123           $264
                                                                              (c) $86          $126           $123           $264
Alger American Small Capitaliaztion Portfolio.............................    (a) $87          $127           $162           $270
                                                                              (b) $24           $74           $126           $270
                                                                              (c) $87          $127           $126           $270
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Portfolio..............................................    (a) $85          $121           $152           $250
                                                                              (b) $22           $68           $116           $250
                                                                              (c) $85          $121           $116           $250
VP International Fund.....................................................    (a) $90          $137           $178           $303
                                                                              (b) $27           $84           $143           $303
                                                                              (c) $90          $137           $143           $303
VP Value Fund.............................................................    (a) $88          $130           $167           $280
                                                                              (b) $25           $77           $131           $280
                                                                              (c) $88          $130           $131           $280

                                              Conseco Variable Insurance Company

                                                                  2001 Account F
                                                              INDIVIDUAL ANNUITY
================================================================================

                                                                              1 YEAR         3 YEARS        5 YEARS        10 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth Fund....................................................   (a) $88          $130           $167           $280
                                                                              (b) $25           $77           $131           $280
                                                                              (c) $88          $130           $131           $280
Berger IPT--Large Cap Growth Fund..........................................   (a) $87          $127           $162           $270
                                                                              (b) $24           $74           $126           $270
                                                                              (c) $87          $127           $126           $270
Berger IPT--Small Company Growth Fund......................................   (a) $88          $130           $166           $278
                                                                              (b) $25           $76           $130           $278
                                                                              (c) $88          $130           $130           $278
Berger IPT--New Generation Fund............................................   (a) $90          $136           $177           $300
                                                                              (b) $27           $83           $141           $300
                                                                              (c) $90          $136           $141           $300
Berger IPT--International Fund.............................................   (a) $90          $136           $177           $300
                                                                              (b) $27           $83           $141           $300
                                                                              (c) $90          $136           $141           $300


DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)...........    (a) $86          $124           $156           $258
                                                                              (b) $23           $70           $120           $258
                                                                              (c) $86          $124           $120           $258

DREYFUS STOCK INDEX FUND (INITIAL SHARES).................................    (a) $80          $108           $129           $204
                                                                              (b) $18           $55            $94           $204
                                                                              (c) $80          $108            $94           $204

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
Dreyfus VIF Disciplined Stock Portfolio...................................    (a) $86          $125           $157           $261
                                                                              (b) $23           $71           $122           $261
                                                                              (c) $86          $125           $122           $261
Dreyfus VIF International Value Portfolio.................................    (a) $92          $142           $186           $318
                                                                              (b) $29           $89           $151           $318
                                                                              (c) $92          $142           $151           $318

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II........................................    (a) $86          $124           $156           $259
                                                                              (b) $23           $71           $121           $259
                                                                              (c) $86          $124           $121           $259
Federated International Equity Fund II....................................    (a) $91          $139           $181           $307
                                                                              (b) $28           $85           $145           $307
                                                                              (c) $91          $139           $145           $307
Federated Utility Fund II.................................................    (a) $87          $129           $164           $274
                                                                              (b) $24           $75           $128           $274
                                                                              (c) $87          $129           $128           $274
Federated International Small Company Fund II.............................    (a) $93          $145           $192           $328
                                                                              (b) $30           $92           $156           $328
                                                                              (c) $93          $145           $156           $328

FIRST AMERICAN INSURANCE PORTFOLIOS
First American Mid Cap Growth Portfolio...................................    (a) $87          $129           $164           $275
                                                                              (b) $25           $75           $129           $275
                                                                              (c) $87          $129           $129           $275
First American Large Cap Growth Portfolio.................................    (a) $89          $135           $174           $295
                                                                              (b) $27           $81           $139           $295
                                                                              (c) $89          $135           $139           $295

INVESCO VARIABLE INVESTMENT FUNDS, INC.
Invesco VIF--High Yield Fund...............................................   (a) $89          $133           $170           $287
                                                                              (b) $26           $79           $135           $287
                                                                              (c) $89          $133           $135           $287
Invesco VIF--Equity Income Fund............................................   (a) $90          $136           $175           $297
                                                                              (b) $27           $82           $140           $297
                                                                              (c) $90          $136           $140           $297

================================================================================

                                                                              1 YEAR         3 YEARS        5 YEARS        10 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Invesco VIF--Financial Services Fund.......................................   (a) $89          $133           $171           $289
                                                                              (b) $26           $80           $136           $289
                                                                              (c) $89          $133           $136           $289
Invesco VIF--Health Sciences Fund..........................................   (a) $89          $133           $170           $287
                                                                              (b) $26           $79           $135           $287
                                                                              (c) $89          $133           $135           $287
Invesco VIF--Real Estate Opportunity Fund..................................   (a) $95          $152           $203           $350
                                                                              (b) $32           $99           $167           $350
                                                                              (c) $95          $152           $167           $350
Invesco VIF--Technology Fund...............................................   (a) $88          $131           $168           $282
                                                                              (b) $25           $77           $132           $282
                                                                              (c) $88          $131           $132           $282
Invesco VIF--Telecommunications Fund.......................................   (a) $88          $132           $170           $286
                                                                              (b) $26           $79           $134           $286
                                                                              (c) $88          $132           $134           $286

JANUS ASPEN SERIES (INSTITUTIONAL SHARES)
Aggressive Growth Portfolio...............................................    (a) $84          $120           $150           $246
                                                                              (b) $22           $67           $114           $246
                                                                              (c) $84          $120           $114           $246
Growth Portfolio..........................................................    (a) $85          $120           $150           $247
                                                                              (b) $22           $67           $115           $247
                                                                              (c) $85          $120           $115           $247
Worldwide Growth Portfolio................................................    (a) $85          $121           $151           $249
                                                                              (b) $22           $68           $116           $249
                                                                              (c) $85          $121           $116           $249

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio........................................    (a) $90          $138           $179           $305
                                                                              (b) $28           $84           $144           $305
                                                                              (c) $90          $138           $144           $305
Lazard Retirement Small Cap Portfolio.....................................    (a) $90          $138           $179           $305
                                                                              (b) $28           $84           $144           $305
                                                                              (c) $90          $138           $144           $305

LORD ABBETT SERIES FUND, INC.
Growth and Income Portfolio...............................................    (a) $87          $127           $160           $267
                                                                              (b) $24           $73           $125           $267
                                                                              (c) $87          $127           $125           $267

MITCHELL HUTCHINS SERIES TRUST
Growth and Income Portfolio...............................................    (a) $89          $135           $174           $294
                                                                              (b) $26           $81           $138           $294
                                                                              (c) $89          $135           $138           $294

NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
Limited Maturity Bond Portfolio...........................................    (a) $85          $123           $155           $256
                                                                              (b) $23           $70           $119           $256
                                                                              (c) $85          $123           $119           $256
Partners Portfolio........................................................    (a) $87          $128           $163           $272
                                                                              (b) $24           $74           $127           $272
                                                                              (c) $87          $128           $127           $272
Midcap Growth Portfolio...................................................    (a) $88          $130           $166           $278
                                                                              (b) $25           $76           $130           $278
                                                                              (c) $88          $130           $130           $278

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
Pioneer Fund VCT Portfolio ...............................................    (a) $87          $128           $163           $273
                                                                              (b) $24           $75           $128           $273
                                                                              (c) $87          $128           $128           $273
Pioneer Equity--Income VCT Portfolio.......................................   (a) $87          $129           $165           $276
                                                                              (b) $25           $76           $129           $276
                                                                              (c) $87          $129           $129           $276

                                              Conseco Variable Insurance Company

                                                                  2001 Account F
                                                              INDIVIDUAL ANNUITY
================================================================================

                                                                              1 YEAR         3 YEARS        5 YEARS        10 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Pioneer Europe VCT Portfolio..............................................    (a) $95          $151           $201           $347
                                                                              (b) $32           $98           $166           $347
                                                                              (c) $95          $151           $166           $347

RYDEX VARIABLE TRUST
OTC Fund..................................................................    (a) $92          $144           $190           $325
                                                                              (b) $30           $91           $154           $325
                                                                              (c) $92          $144           $154           $325
Nova Fund.................................................................    (a) $92          $143           $188           $321
                                                                              (b) $29           $89           $152           $321
                                                                              (c) $92          $143           $152           $321
U.S. Government Money Market Fund.........................................    (a) $89          $135           $174           $294
                                                                              (b) $26           $81           $138           $294
                                                                              (c) $89          $135           $138           $294
SELIGMAN PORTFOLIOS, INC.
Seligman Communications and Information Portfolio (Class 2)...............    (a) $89          $134           $173           $292
                                                                              (b) $26           $80           $137           $292
                                                                              (c) $89          $134           $137           $292
Seligman--Global Technology Portfolio (Class 2)............................   (a) $93          $147           $194           $333
                                                                              (b) $31           $93           $159           $333
                                                                              (c) $93          $147           $159           $333
STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II.......................................................    (a) $89          $134           $172           $291
                                                                              (b) $26           $80           $137           $291
                                                                              (c) $89          $134           $137           $291

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Midcap Growth Fund II..............................................    (a) $89          $135           $174           $295
                                                                              (b) $27           $81           $139           $295
                                                                              (c) $89          $135           $139           $295

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund.......................................................    (a) $90          $137           $178           $302
                                                                              (b) $27           $83           $142           $302
                                                                              (c) $90          $137           $142           $302
Worldwide Emerging Markets Fund...........................................    (a) $93          $147           $194           $332
                                                                              (b) $30           $93           $158           $332
                                                                              (c) $93          $147           $158           $332
Worldwide Hard Assets Fund................................................    (a) $90          $138           $180           $306
                                                                              (b) $28           $85           $144           $306
                                                                              (c) $90          $138           $144           $306
Worldwide Real Estate Fund................................................    (a)$110          $196           $274           $479
                                                                              (b) $47          $142           $238           $479
                                                                              (c)$110          $196           $238           $479

================================================================================

EXAMPLES:

     You would pay the following expenses assuming the maximum charges under your contract were assessed on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the option listed:

     (a) if you surrender your contract at the end of each time period; (b) if you do not surrender your contract; (c) if you annuitize your contract (except under certain circumstances).

                                                                              1 YEAR         3 YEARS        5 YEARS        10 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
CONSECO SERIES TRUST
Conseco 20 Focus Portfolio................................................    (a) $92          $142           $187           $319
                                                                              (b) $29           $89           $151           $319
                                                                              (c) $92          $142           $151           $319
Equity Portfolio..........................................................    (a) $91          $141           $184           $314
                                                                              (b) $29           $87           $149           $314
                                                                              (c) $91          $141           $149           $314
Balanced Portfolio........................................................    (a) $91          $141           $184           $314
                                                                              (b) $29           $87           $149           $314
                                                                              (c) $91          $141           $149           $314
High Yield Portfolio......................................................    (a) $92          $142           $187           $319
                                                                              (b) $29           $89           $151           $319
                                                                              (c) $92          $142           $151           $319
Fixed Income Portfolio....................................................    (a) $90          $136           $177           $300
                                                                              (b) $27           $83           $141           $300
                                                                              (c) $90          $136           $141           $300
Government Securities Portfolio...........................................    (a) $90          $136           $177           $300
                                                                              (b) $27           $83           $141           $300
                                                                              (c) $90          $136           $141           $300
Money Market Portfolio....................................................    (a) $85          $121           $152           $250
                                                                              (b) $22           $68           $116           $250
                                                                              (c) $85          $121           $116           $250

ALGER AMERICAN FUND
Alger American Growth Portfolio...........................................    (a) $88          $132           $169           $284
                                                                              (b) $25           $78           $133           $284
                                                                              (c) $88          $132           $133           $284
Alger American Leveraged Allcap Portfolio.................................    (a) $89          $135           $174           $295
                                                                              (b) $27           $81           $139           $295
                                                                              (c) $89          $135           $139           $295
Alger American MidCap Growth Portfolio....................................    (a) $89          $133           $171           $289
                                                                              (b) $26           $80           $136           $289
                                                                              (c) $89          $133           $136           $289
Alger American Small Capitaliaztion Portfolio.............................    (a) $89          $135           $174           $295
                                                                              (b) $27           $81           $139           $295
                                                                              (c) $89          $135           $139           $295
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Portfolio..............................................    (a) $87          $129           $164           $275
                                                                              (b) $25           $75           $129           $275
                                                                              (c) $87          $129           $129           $275
VP International Fund                                                         (a) $93          $145           $191           $327
                                                                              (b) $30           $91           $155           $327
                                                                              (c) $93          $145           $155           $327
VP Value Fund.............................................................    (a) $90          $138           $179           $305
                                                                              (b) $28           $84           $144           $305
                                                                              (c) $90          $138           $144           $305
BERGER INSTITUTIONAL PRODUCTS TRUST
Berger IPT--Growth Fund....................................................   (a) $90          $138           $179           $305
                                                                              (b) $28           $84           $144           $305
                                                                              (c) $90          $138           $144           $305

                                              Conseco Variable Insurance Company

                                                                  2001 Account F
                                                              INDIVIDUAL ANNUITY
================================================================================

                                                                              1 YEAR         3 YEARS        5 YEARS        10 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Berger IPT--Large Cap Growth Fund..........................................   (a) $89          $135           $174           $295
                                                                              (b) $27           $81           $139           $295
                                                                              (c) $89          $135           $139           $295
Berger IPT--Small Company Growth Fund......................................   (a) $90          $137           $178           $303
                                                                              (b) $27           $84           $143           $303
                                                                              (c) $90          $137           $143           $303
Berger IPT--New Generation Fund............................................   (a) $92          $144           $189           $324
                                                                              (b) $30           $90           $154           $324
                                                                              (c) $92          $144           $154           $324
Berger IPT--International Fund.............................................   (a) $92          $144           $189           $324
                                                                              (b) $30           $90           $154           $324
                                                                              (c) $92          $144           $154           $324

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)...........    (a) $88          $131           $168           $283
                                                                              (b) $25           $78           $133           $283
                                                                              (c) $88          $131           $133           $283

DREYFUS STOCK INDEX FUND (INITIAL SHARES).................................    (a) $83          $116           $142           $230
                                                                              (b) $20           $62           $107           $230
                                                                              (c) $83          $116           $107           $230

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
Dreyfus VIF Disciplined Stock Portfolio...................................    (a) $88          $132           $170           $286
                                                                              (b) $26           $79           $134           $286
                                                                              (c) $88          $132           $134           $286
Dreyfus VIF International Value Portfolio.................................    (a) $94          $150           $199           $342
                                                                              (b) $31           $96           $163           $342
                                                                              (c) $94          $150           $163           $342

FEDERATED INSURANCE SERIES
Federated High Income Bond Fund II........................................    (a) $88          $132           $169           $284
                                                                              (b) $25           $78           $133           $284
                                                                              (c) $88          $132           $133           $284
Federated International Equity Fund II....................................    (a) $93          $146           $193           $331
                                                                              (b) $30           $93           $158           $331
                                                                              (c) $93          $146           $158           $331
Federated Utility Fund II.................................................    (a) $90          $136           $176           $299
                                                                              (b) $27           $83           $141           $299
                                                                              (c) $90          $136           $141           $299
Federated International Small Company Fund II.............................    (a) $95          $153           $204           $352
                                                                              (b) $33           $99           $168           $352
                                                                              (c) $95          $153           $168           $352

FIRST AMERICAN INSURANCE PORTFOLIOS
First American Mid Cap Growth Portfolio...................................    (a) $90          $136           $177           $300
                                                                              (b) $27           $83           $141           $300
                                                                              (c) $90          $136           $141           $300
First American Large Cap Growth Portfolio.................................    (a) $92          $142           $187           $319
                                                                              (b) $29           $89           $151           $319
                                                                              (c) $92          $142           $151           $319

INVESCO VARIABLE INVESTMENT FUNDS, INC.
Invesco VIF--High Yield Fund...............................................   (a) $91          $140           $183           $311
                                                                              (b) $28           $86           $147           $311
                                                                              (c) $91          $140           $147           $311
Invesco VIF--Equity Income Fund............................................   (a) $92          $143           $188           $321
                                                                              (b) $29           $89           $152           $321
                                                                              (c) $92          $143           $152           $321
Invesco VIF--Financial Services Fund.......................................   (a) $91          $141           $184           $313
                                                                              (b) $28           $87           $148           $313
                                                                              (c) $91          $141           $148           $313
Invesco VIF--Health Sciences Fund..........................................   (a) $91          $140           $183           $311
                                                                              (b) $28           $86           $147           $311
                                                                              (c) $91          $140           $147           $311

================================================================================

                                                                              1 YEAR         3 YEARS        5 YEARS        10 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Invesco VIF--Real Estate Opportunity Fund..................................   (a) $98          $160           $215           $373
                                                                              (b) $35          $106           $179           $373
                                                                              (c) $98          $160           $179           $373
Invesco VIF--Technology Fund...............................................   (a) $91          $139           $180           $307
                                                                              (b) $28           $85           $145           $307
                                                                              (c) $91          $139           $145           $307
Invesco VIF--Telecommunications Fund.......................................   (a) $91          $140           $182           $310
                                                                              (b) $28           $86           $147           $310
                                                                              (c) $91          $140           $147           $310

JANUS ASPEN SERIES (INSTITUTIONAL SHARES)
Aggressive Growth Portfolio...............................................    (a) $87          $128           $162           $271
                                                                              (b) $24           $74           $127           $271
                                                                              (c) $87          $128           $127           $271
Growth Portfolio..........................................................    (a) $87          $128           $163           $272
                                                                              (b) $24           $74           $127           $272
                                                                              (c) $87          $128           $127           $272
Worldwide Growth Portfolio................................................    (a) $87          $129           $164           $274
                                                                              (b) $24           $75           $128           $274
                                                                              (c) $87          $129           $128           $274

LAZARD RETIREMENT SERIES, INC.
Lazard Retirement Equity Portfolio........................................    (a) $93          $145           $192           $328
                                                                              (b) $30           $92           $156           $328
                                                                              (c) $93          $145           $156           $328
Lazard Retirement Small Cap Portfolio.....................................    (a) $93          $145           $192           $328
                                                                              (b) $30           $92           $156           $328
                                                                              (c) $93          $145           $156           $328

LORD ABBETT SERIES FUND, INC.
Growth And Income Portfolio...............................................    (a) $89          $134           $173           $292
                                                                              (b) $26           $80           $137           $292
                                                                              (c) $89          $134           $137           $292

MITCHELL HUTCHINS SERIES TRUST
Growth And Income Portfolio...............................................    (a) $92          $142           $186           $318
                                                                              (b) $29           $89           $151           $318
                                                                              (c) $92          $142           $151           $318

NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
Limited Maturity Bond Portfolio...........................................    (a) $88          $131           $167           $281
                                                                              (b) $25           $77           $132           $281
                                                                              (c) $88          $131           $132           $281
Partners Portfolio........................................................    (a) $90          $136           $175           $297
                                                                              (b) $27           $82           $140           $297
                                                                              (c) $90          $136           $140           $297
Midcap Growth Portfolio...................................................    (a) $90          $137           $178           $303
                                                                              (b) $27           $84           $143           $303
                                                                              (c) $90          $137           $143           $303

PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
Pioneer Fund VCT Portfolio ...............................................    (a) $90          $136           $176           $298
                                                                              (b) $27           $82           $140           $298
                                                                              (c) $90          $136           $140           $298
Pioneer Equity - Income VCT Portfolio.....................................    (a) $90          $137           $177           $301
                                                                              (b) $27           $83           $142           $301
                                                                              (c) $90          $137           $142           $301
Pioneer Europe VCT Portfolio..............................................    (a) $97          $159           $214           $370
                                                                              (b) $35          $105           $178           $370
                                                                              (c) $97          $159           $178           $370

RYDEX VARIABLE TRUST
OTC Fund..................................................................    (a) $95          $152           $202           $348
                                                                              (b) $32           $98           $166           $348
                                                                              (c) $95          $152           $166           $348

                                              Conseco Variable Insurance Company

                                                                  2001 Account F
                                                              INDIVIDUAL ANNUITY
================================================================================

                                                                              1 YEAR         3 YEARS        5 YEARS        10 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Nova Fund.................................................................    (a) $95          $151           $200           $344
                                                                              (b) $32           $97           $164           $344
                                                                              (c) $95          $151           $164           $344
U.S. Government Money Market Fund.........................................    (a) $92          $142           $186           $318
                                                                              (b) $29           $89           $151           $318
                                                                              (c) $92          $142           $151           $318

SELIGMAN PORTFOLIOS, INC.
Seligman Communications And Information Portfolio (Class 2)...............    (a) $92          $142           $185           $316
                                                                              (b) $29           $88           $150           $316
                                                                              (c) $92          $142           $150           $316
Seligman - Global Technology Portfolio (Class 2)..........................    (a) $96          $154           $206           $356
                                                                              (b) $33          $101           $171           $356
                                                                              (c) $96          $154           $171           $356

STRONG OPPORTUNITY FUND II, INC.
Opportunity Fund II.......................................................    (a) $91          $141           $185           $315
                                                                              (b) $29           $88           $149           $315
                                                                              (c) $91          $141           $149           $315

STRONG VARIABLE INSURANCE FUNDS, INC.
Strong Midcap Growth Fund II..............................................    (a) $92          $142           $187           $319
                                                                              (b) $29           $89           $151           $319
                                                                              (c) $92          $142           $151           $319

VAN ECK WORLDWIDE INSURANCE TRUST
Worldwide Bond Fund.......................................................    (a) $93          $145           $190           $326
                                                                              (b) $30           $91           $155           $326
                                                                              (c) $93          $145           $155           $326
Worldwide Emerging Markets Fund...........................................    (a) $96          $154           $206           $356
                                                                              (b) $33          $100           $170           $356
                                                                              (c) $96          $154           $170           $356
Worldwide Hard Assets Fund................................................    (a) $93          $146           $192           $329
                                                                              (b) $30           $92           $157           $329
                                                                              (c) $93          $146           $157           $329
Worldwide Real Estate Fund................................................    (a)$113          $203           $285           $498
                                                                              (b) $50          $149           $249           $498
                                                                              (c)$113          $203           $249           $498

================================================================================

THE CONSECO ADVANTAGE ANNUITY CONTRACT

     This Prospectus describes the Conseco Advantage Fixed and Variable Annuity contract offered by Conseco Variable.

     An annuity is a contract between you, the owner, and an insurance company (in this case Conseco Variable), where the insurance company promises to pay you an income, in the form of annuity payments. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PERIOD. Once you begin receiving annuity payments, your contract switches to the ANNUITY PERIOD.

     The contract benefits from tax-deferral. Tax-deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

     The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation period depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the annuity period from the variable annuity portion of the contract also depends upon the investment performance of the investment portfolios you select for the annuity.

     The contract contains a fixed account. The fixed account offers an interest rate that is guaranteed to be no less than 3% annually. If you select the fixed account, the amount of money you are able to accumulate in your contract during the accumulation period depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the annuity period from the fixed account portion of the contract will remain level for the entire annuity period.

     The contract also offers an interest adjustment account. Prior to May 1, 2000, the interest adjustment account was known as the market value adjustment account. It is referred to as the market value adjustment account in your contract.

     As owner of the contract , you exercise all rights under the contract. You can change the owner at any time by notifying Conseco Variable in writing. You and another person can be named joint owners. We have described more information on this under "Other Information."

ANNUITY PAYMENTS (THE ANNUITY PERIOD)

     Under the contract you can receive regular income payments. We call these payments ANNUITY PAYMENTS. You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date can be any date selected by you. Your annuity date cannot be any earlier than 90 days after we issue the contract. Annuity payments must begin by the earlier of the annuitant's 90th birthday or the maximum date allowed by law. You can also choose among income plans. We call those ANNUITY OPTIONS.

     We ask you to choose your annuity date when you purchase the contract. With 30 days notice to us, you can change the annuity date or annuity option at any time before the annuity date. The ANNUITANT is the person whose life we look to when we determine annuity payments.

     You can select an annuity option any time 30 days before the annuity date. If you do not choose an annuity option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

     On the annuity date the value of your contract, less any premium tax, less any contingent deferred sales charge, and less any contract maintenance charge will be applied under the annuity option you selected. If you select an annuity date that is at least 4 years after your contract was issued and you choose an annuity option that has a life contingency or is for a minimum of 5 years, the value of your contract, less any premium tax and less any contract maintenance charge will be applied under the annuity option you selected. A contingent deferred sales charge will not be deducted under these circumstances.

     During the annuity period, you can choose to have payments come from the investment portfolios, the fixed account or both. Payments cannot come from the interest adjustment account during the annuity period. If you don't tell us otherwise, your annuity payments will be based on the investment allocations in the investment portfolios and fixed account that were in place on the annuity date.

     If you choose to have any portion of your annuity payments come from the investment

                                              Conseco Variable Insurance Company

                                                                  2001 Account F
                                                              INDIVIDUAL ANNUITY
================================================================================

portfolio(s), the dollar amount of your payment will depend upon 3 things:

     1) the value of your contract in the investment portfolio on the annuity date;

     2) the 3% or 5% (as you selected) assumed performance used in the annuity table for the contract; and

     3)   the performance of the investment portfolio(s) you selected.

     You can choose either a 5% or a 3% assumed performance. If the actual performance exceeds the 3% or 5% (as you selected) assumed performance, your annuity payments will increase. Similarly, if the actual performance is less than 3% or 5% (as you selected), your annuity payments will decrease.

     Unless you notify us otherwise, we will pay the annuity payments to you. You can change the payee at any time prior to the annuity date. Income from any distribution will be reported to you for tax purposes.

     You can choose one of the following annuity options or any other annuity option which is acceptable to Conseco Variable. After annuity payments begin, you cannot change the annuity option.

     OPTION 1. INCOME FOR A SPECIFIED PERIOD. We will pay an income for a specific number of years in equal installments. However, you may elect to receive a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed performance for a variable annuity payout option.

     OPTION 2. LIFE ANNUITY WITH 5, 10, 15 OR 20 YEARS GUARANTEED. We will make monthly annuity payments so long as the annuitant is alive. However, when the annuitant dies, if we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If, after the annuitant dies, you do not want to receive payments, you can request a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) discounted at the assumed performance for a variable annuity payout option.

     OPTION 3. INCOME OF SPECIFIED AMOUNT. We will pay income of a specified amount until the principal and interest are exhausted. However, you may elect to receive a single lump sum payment which will be equal to the present value of the remaining payments (as of the date of proof of death) dis counted at the assumed performance for a variable annuity payout option.

     OPTION 4. JOINT AND SURVIVOR ANNUITY. We will make monthly annuity payments so long as the annuitant and a joint annuitant are both alive. When either of these people die, the amount of the annuity payments we will make to the survivor can be equal to 100%, 662/3% or 50% of the amount that we would have paid if both were alive.

     Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment. In that case, Conseco Variable may make a single lump sum payment to you. Likewise, if your annuity payments would be less than $40 a month, Conseco Variable has the right to change the frequency of payments so that your annuity payments are at least $50.

PURCHASE

PURCHASE PAYMENTS

     A PURCHASE PAYMENT is the money you give us to buy the contract. The minimum we will accept is $5,000 when the contract is bought as a non-qualified contract. If you are buying the contract as part of an Individual Retirement Annuity (IRA), the minimum we will accept is $2,000. For the interest adjustment account, a minimum of $2,000 is required. The maximum we accept is $2,000,000 without our prior approval.

     You can make additional purchase payments of $500 or more to a non-qualified contract and $50 to an IRA contract. However, if you select the automatic premium check option or electronic fund transfer, you can make additional payments of $200 each month for non-qualified contracts and $50 each month for IRA contracts.

ALLOCATION OF PURCHASE PAYMENTS

     When you purchase a contract , we will allocate your purchase payment to the fixed account, a guarantee period of the interest adjustment account and/or one or more of the investment portfolios you have selected. Currently, you can allocate money in up to 15 investment portfolios at any one time. If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. Currently, the minimum amount which can be allocated to the interest adjustment account is $2,000. We reserve the right to change this amount in the future.

================================================================================

     Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not provide us all of the information needed, we will contact you. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract as of the business day they are received. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

FREE LOOK

     If you change your mind about owning the contract, you can cancel it within 10 days after receiving it (or whatever period is required in your state). When you cancel the contract within this time period, Conseco Variable will not assess a contingent deferred sales charge. On the day we receive your request we will return the value of your contract. In some states, we may be required to refund your purchase payment. If you have purchased the contract as an IRA, we are required to give you back your purchase payment if you decide to cancel your contract within 10 days after receiving it (or whatever period is required in your state).

ACCUMULATION UNITS

     The value of the variable annuity portion of your contract will increase or decrease depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.) During the annuity period of the contract we call the unit an ANNUITY UNIT.

     Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the previous period by a factor for the current period. The factor is determined by:

     1. dividing the value of an investment portfolio share at the end of the current period (and any charges for taxes) by the value of an investment portfolio share for the previous period; and

     2. subtracting the daily amount of the insurance charges.

     The value of an accumulation unit may go up or down from day to day.

     When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

     We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

     EXAMPLE: On Wednesday we receive an additional purchase payment of $4,000 from you. You have told us you want this to go to the Equity Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an accumulation unit for the Equity Portfolio is $12.25. We then divide $4,000 by $12.25 and credit your contract on Wednesday night with 326.53 accumulation units for the Equity Portfolio.

INVESTMENT OPTIONS

INVESTMENT PORTFOLIOS

     The contract offers 59 INVESTMENT PORTFOLIOS which are listed below. Additional investment portfolios may be available in the future.

     You should read the prospectuses for these funds carefully. Copies of these prospectuses will be sent to you with your contract. If you would like a copy of the fund prospectuses, call us at: (800) 824-2726. See Appendix B which contains a summary of investment objectives and strategies for each portfolio.

     The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the portfolios have the same investment advisers.

     A portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-

                                              Conseco Variable Insurance Company

                                                                  2001 Account F
                                                              INDIVIDUAL ANNUITY
================================================================================

investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. A portfolio may not experience similar performance as its assets grow.

CONSECO SERIES TRUST

     Conseco Series Trust is a mutual fund with multiple portfolios. Conseco Series Trust is managed by Conseco Capital Management, Inc., an affiliate of Conseco Variable. The following portfolios are available under the contract:

     Conseco 20 Focus Portfolio
     Equity Portfolio
     Balanced Portfolio
     High Yield Portfolio
     Fixed Income Portfolio
     Government Securities Portfolio
     Money Market Portfolio

THE ALGER AMERICAN FUND

     The Alger American Fund is a mutual fund with multiple portfolios. Fred Alger Management, Inc. serves as the Fund's investment adviser. The following portfolios are available under the contract:

     Alger American Growth Portfolio
     Alger American Leveraged AllCap Portfolio
     Alger American MidCap Growth Portfolio
     Alger American Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

     American Century Variable Portfolios, Inc. is a series of funds managed by American Century Investment Management, Inc. The following portfolios are available under the contract:

     VP Income & Growth
     VP International
     VP Value

BERGER INSTITUTIONAL PRODUCTS TRUST

     Berger Institutional Products Trust is a mutual fund with multiple portfolios. Berger LLC is the investment adviser to all portfolios. The following portfolios are available under the contract:

     Berger IPT--Growth Fund (formerly, Berger IPT--100 Fund)
     Berger IPT--Large Cap Growth Fund (formerly,
     Berger IPT--Growth and Income Fund)
     Berger IPT--Small Company Growth Fund
     Berger IPT--New Generation Fund
     Berger IPT--International Fund

THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC. (INITIAL SHARES)

     The Dreyfus Socially Responsible Growth Fund, Inc. is managed by The Dreyfus Corporation. Dreyfus has hired NCM Capital Management Group, Inc. to serve as sub-investment adviser and provide day-to-day management of the Fund's investments.

DREYFUS STOCK INDEX FUND (INITIAL SHARES)

     The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and provide day-to-day management of the Fund's investments.

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)

     The Dreyfus Variable Investment Fund is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment adviser. The following portfolios are available under the contract:

     Dreyfus VIF--Disciplined Stock Portfolio
     Dreyfus VIF--International Value Portfolio

FEDERATED INSURANCE SERIES

     Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the investment adviser of the Federated High Income Bond Fund II and the Federated Utility Fund II. Federated Global Investment Management Corp. is the adviser of the Federated International Equity Fund II and the Federated International Small Company Fund II. The following portfolios are available under the contract:

     Federated High Income Bond Fund II
     Federated International Equity Fund II
     Federated Utility Fund II
     Federated International Small Company Fund II

FIRST AMERICAN INSURANCE PORTFOLIOS

     First American Insurance Portfolios is a mutual fund with multiple portfolios. U.S. Bancorp Piper Jaffray Asset Management serves as the investment advisor to the Portfolios. The following portfolios are available under the contract:

     First American Large Cap Growth Portfolio
     First American Mid Cap Growth Portfolio

INVESCO VARIABLE INVESTMENT FUNDS, INC.

     INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO

================================================================================

Funds Group, Inc. is the investment adviser. The following portfolios are available under the contract:

     INVESCO VIF--High Yield Fund
     INVESCO VIF--Equity Income Fund
     INVESCO VIF--Financial Services Fund
     INVESCO VIF--Health Sciences Fund
     INVESCO VIF--Real Estate Opportunity Fund
     INVESCO VIF--Technology Fund
     INVESCO VIF--Telecommunications Fund

JANUS ASPEN SERIES

     The Janus Aspen Series is a mutual fund with multiple portfolios which are advised by Janus Capital Corporation. The following portfolios are available under the contract:

     Aggressive Growth Portfolio
     Growth Portfolio
     Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.

     Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management, a division of Lazard Freres & Co. LLC, a New York limited liability company, is the investment manager for each portfolio. The following portfolios are available under the contract:

     Lazard Retirement Equity Portfolio

     Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.

     Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios managed by Lord Abbett & Co. The following portfolio is available under the contract:

     Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST
(NOT AVAILABLE FOR NEW SALES AS OF MAY 1, 2001)

     Mitchell Hutchins Series Trust is a mutual fund with multiple portfolios. Brinson Advisors, Inc. ("Brinson Advisors," formerly known as Mitchell Hutchins Asset Management Inc.) serves as manager and administrator of the portfolio. Brinson Advisors has appointed Alliance Capital Management L.P. ("Alliance Capital") to serve as sub-adviser for the portfolio's investments. The following portfolio is available under the Contract:

     Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

     Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. Neuberger Berman Management Inc. serves as investment adviser. The following portfolios are available under the contract:

     Limited Maturity Bond Portfolio
     Partners Portfolio
     Mid Cap Growth Portfolio

PIONEER VARIABLE CONTRACTS TRUST, CLASS IISHARES

     Pioneer Variable Contracts Trust is managed by Pioneer Investment Management, Inc. The Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. The following Class II portfolios are available under the
Contract:

     Pioneer Fund VCTPortfolio
     Pioneer Equity-Income VCTPortfolio
     Pioneer Europe VCTPortfolio

RYDEX VARIABLE TRUST

     Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Global Advisors. The following portfolios are available under the contract:

     OTC Fund
     Nova Fund
     U.S. Government Money Market Fund

SELIGMAN PORTFOLIOS, INC.

     Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following portfolios are available under the contract:

     Seligman Communications and Information
     Portfolio (Class 2)
     Seligman Global Technology Portfolio (Class 2)

STRONG OPPORTUNITY FUND II, INC.

     Strong Opportunity Fund II is a mutual fund and Strong Capital Management, Inc. serves as the investment advisor. The following portfolio is available under the contract:

     Opportunity Fund II

STRONG VARIABLE INSURANCE FUNDS, INC.

     Strong Variable Insurance Funds, Inc. is a mutual fund with multiple series. Strong Capital Management, Inc. serves as the investment advisor. The following series is available under the contract:

     Strong Mid Cap Growth Fund II

VAN ECK WORLDWIDE INSURANCE TRUST

     Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios which are managed by Van Eck Associates Corporation. The following portfolios are available under the contract:

     Worldwide Bond Fund
     Worldwide Emerging Markets Fund
     Worldwide Hard Assets Fund
     Worldwide Real Estate Fund

24
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                                              Conseco Variable Insurance Company

                                                                  2001 Account F
                                                              INDIVIDUAL ANNUITY
================================================================================

     Shares of the funds are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Conseco Variable. Certain investment portfolios are also sold directly to qualified plans. The funds do not believe that offering their shares in this manner will be disadvantageous to you.

     Conseco Variable may enter into certain arrangements under which it is reimbursed by the investment portfolios' advisers, distributors and/or affiliates for the administrative services which it provides to the portfolios.

VOTING RIGHTS

     Conseco Variable is the legal owner of the investment portfolio shares. However, Conseco Variable believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. Should Conseco Variable determine that it is no longer required to comply with the above, it will vote the shares in its own right.

SUBSTITUTION

     Conseco Variable may, in the interest of shareholders, deem it necessary to discontinue one or more of the investment portfolios or substitute one of the investment portfolios you have selected with another investment portfolio. We will notify you of our intent to do this. We will obtain prior approval by the Securities and Exchange Commission before any such change is made.

THE FIXED ACCOUNT AND THE INTEREST ADJUSTMENT ACCOUNT

     You can invest in the fixed account of Conseco Variable. The fixed account offers an interest rate that is guaranteed to be no less than 3% annually by Conseco Variable. If you select the fixed account, your money will be placed with the other general assets of Conseco Variable.

     You can also invest in one of the guarantee periods of the interest adjustment account of Conseco Variable. The interest adjustment account is referred to as the market value adjustment account in your contract. If you take money out (whether by withdrawal, transfer or annuitization) before the end of a guarantee period, an adjustment will be made to the amount withdrawn. The adjustment may be positive or negative. However, you will never get back less than your purchase payment accumulated at 3% (less any applicable contingent deferred sales charge). Prior to May 1, 2000, the interest adjustment account was known as the market value adjustment account. The interest adjustment account may not be available in your state.

TRANSFERS

     You can transfer money among the fixed account, the interest adjustment account and the investment portfolios. Currently, you can allocate money to up to 15 investment portfolios at any one time.

     TRANSFERS DURING THE ACCUMULATION PERIOD. You can make one transfer in a 30-day period during the accumulation period without charge. You can make a transfer to or from the fixed account, the interest adjustment account and to or from any investment portfolio. If you make more than one transfer in a 30-day period, a transfer fee of $25 may be deducted. The following apply to any transfer during the accumulation period:

     1. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio or the fixed account, or $2,000 into any guarantee period of the interest adjustment account. This requirement is waived if the transfer is pursuant to the dollar cost averaging or rebalancing programs.

     2. You must leave at least $500 in each investment portfolio, any guarantee period of the interest adjustment account or the fixed account after you make a transfer unless the entire amount is being transferred. Transfers out of the fixed account are limited to 20% of the value of your contract every 6 months.

     3. Your request for a transfer must clearly state which investment portfolio(s), any guarantee period of the interest adjustment account or the fixed account are involved in the transfer.

     4. Your request for transfer must clearly state how much the transfer is for.

     TRANSFERS DURING THE ANNUITY PERIOD. You can only make two transfers every year during the annuity period. The two transfers are free. We measure a year from the anniversary of the day we issued your contract. The following apply to any transfer during the annuity period:

     1. You can make transfers at least 30 days before the due date of the first annuity payment for which the transfer will apply.

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     2. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio.

     3. You must leave at least $500 in each investment portfolio (or $0 if you are transferring the entire amount) after a transfer.

     4. No transfers can be made between the fixed account and the investment portfolios. You may only make transfers between the investment portfolios.

     This product is not designed for professional market timing organizations. Conseco Variable reserves the right to modify the transfer privileges described above.

     TELEPHONE/INTERNET TRANSFERS. You can elect to make transfers by telephone. You may also elect to make transfers over the internet. Internet transfers may not be available (check with your registered representative). Internet transfers are subject to our administrative rules and procedures. If you do not want the ability to make transfers by telephone or through the internet, you should notify us in writing. You can also authorize someone else to make transfers for you. If you own the contract with a joint owner, unless Conseco Variable is instructed otherwise, Conseco Variable will accept instructions from either you or the other owner. Conseco Variable will use reasonable procedures to confirm that instructions given to us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the owner before we will make the telephone transfer. Personalized data will also be required for internet transfers. We will send you a written confirmation of the transfer. If Conseco Variable fails to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. DOLLAR COST AVERAGING

PROGRAM

     The Dollar Cost Averaging Program allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually from the Money Market Portfolio or the fixed account to any of the other investment portfolio(s). You cannot transfer to the interest adjustment account under this program. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

     You must have at least $2,000 in the Money Market Portfolio or the fixed account in order to participate in the dollar cost averaging program.

     All Dollar Cost Averaging transfers will be made on the first business day of the month. Dollar cost averaging will end when the value in the Money Market Portfolio or the fixed account is zero. We will notify you when that happens. You cannot cancel the dollar cost averaging program once it starts. A transfer request will not automatically terminate the program.

     You may participate in the dollar cost averaging program and the systematic withdrawal program at the same time. If you participate in the dollar cost averaging program, the transfers made under the program are not taken into account in determining any transfer fee. There is no additional charge for this program. However, we reserve the right to charge for this program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

     Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected investment portfolio(s) regardless of fluctuating price levels of the investment portfolio(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

REBALANCING PROGRAM

     Once your money has been allocated among the investment portfolios, the performance of each portfolio may cause your allocation to shift. If the value of your contract is at least $5,000, you can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our rebalancing program. The rebalancing program may also be available through the internet (check with your registered representative regarding availability). Rebalancing over the internet is subject to our administrative rules and procedures. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the date you selected. You must use whole percentages in 1% increments for rebalancing. There will be no rebalancing within the fixed account or the interest adjustment account. You can discontinue rebalancing at any time. You can change your rebalancing requests at any time in writing or through internet access which we must receive before the next rebalancing date. If you participate in the rebalancing program, the transfers made under the program are not taken into account in determining any transfer fee. Currently, there is no charge for participating in

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                                              Conseco Variable Insurance Company

                                                                  2001 Account F
                                                              INDIVIDUAL ANNUITY
================================================================================

the rebalancing program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program. EXAMPLE:

     Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Fixed Income Portfolio and 60% to be in the Growth Portfolio. Over the next 21/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fixed Income Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Conseco Variable would sell some of your units in the Fixed Income Portfolio to bring its value back to 40% and use the money to buy more units in the Growth Portfolio to increase those holdings to 60%.

ASSET ALLOCATION PROGRAM

     We understand the importance to you of having advice from a financial adviser regarding your investments in the contract (asset allocation program). Certain investment advisers have made arrangements with us to make their services available to you. Conseco Variable has not made any independent investigation of these advisers and is not endorsing such programs. You may be required to enter into an advisory agreement with your investment adviser to have the fees paid out of your contract during the accumulation period.

     Conseco Variable will, pursuant to an agreement with you, make a partial withdrawal from the value of your contract to pay for the services of the investment adviser. If the contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 591/2, it may be subject to a tax penalty. If the contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a contingent deferred sales charge. You should consult a tax adviser regarding the tax treatment of the payment of investment adviser fees from your contract.

SWEEP PROGRAM

     You can elect to transfer (sweep) your earnings from the fixed account to the investment portfolios on a periodic and systematic basis.

EXPENSES

     There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

INSURANCE CHARGES

     Each day, Conseco Variable makes a deduction for its insurance charges. The insurance charges do not apply to amounts allocated to the fixed account or the interest adjustment account. Conseco Variable does this as part of its calculation of the value of the accumulation units and the annuity units.

     The insurance charge has two parts: 1) the mortality and expense risk charge, and 2) the administrative charge.

     o MORTALITY AND EXPENSE RISK CHARGE. This charge is equal, on an annual basis, to 1.25% of the average daily value of the contract invested in an investment portfolio. This charge is for the insurance benefits provided under the contract and certain administrative and distribution expenses associated with the contract.

     o ADMINISTRATIVE CHARGE. This charge is equal, on an annual basis, to .15% of the average daily value of the contract invested in an investment portfolio. This charge may be increased but will not exceed .25% of the average daily value of the contract invested in an investment portfolio. We will give you 60 days' notice if this charge is increased. This charge is for certain administrative expenses.

CONTRACT MAINTENANCE CHARGE

     During the accumulation period, every year on the anniversary of the date when your contract was issued, Conseco Variable deducts $30 from your contract as a contract maintenance charge. We reserve the right to change this charge but it will not be more than $60 each year. No contract maintenance charge is deducted during the annuity period. This charge is for certain administrative expenses associated with the contract.

     If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. The charge will be deducted if the annuity date is other than an anniversary.

     Conseco Variable does not deduct this charge if the value of your contract is $50,000 or more.

                                                                              27
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CONTINGENT DEFERRED SALES CHARGE

     During the accumulation period, you can make withdrawals from your contract. Conseco Variable keeps track of each purchase payment.

     Every year you can take money out of your contract, without charge, of an amount equal to the greater of: o 10% of the value of your contract (if you do not use the 10% in any year, it may not be carried over to the next year), or

     o the IRS minimum distribution requirement for this contract if it was issued under an Individual Retirement Annuity, or

     o the total of your purchase payments that have been in the contract more than 7 complete years. Withdrawals in excess of these amounts will be charged a contingent deferred sales charge which equals:

NO. OF YEARS                            CONTINGENT
FROM RECEIPT                          DEFERRED SALES
OF PURCHASE PAYMENT                       CHARGE
------------------------------------------------------

First Year..........................         7%
Second Year.........................         7%
Third Year..........................         6%
Fourth Year.........................         5%
Fifth Year..........................         4%
Sixth Year..........................         3%
Seventh Year........................         2%
Eighth Year and more................         0%

     In addition, the following circumstances further limit or reduce withdrawal charges, in some states, as applicable:

     o for issue ages up to 52, there is no contingent deferred sales charge made after the 15th contract year and later;

     o for issue ages 53 to 56, there is no contingent deferred sales charge made after you attain age 67 or later;

     o for issue ages 57 and later, any otherwise applicable contingent deferred sales charge will be multiplied by a factor ranging from .9 to 0 for contract years one through ten and later, respectively.

     The contingent deferred sales charge is assessed against each purchase payment withdrawn and will reduce the remaining value of your contract. For purposes of the contingent deferred sales charge, Conseco Variable treats withdrawals as coming from the oldest purchase payment first. The contingent deferred sales charge compensates us for expenses associated with selling the contract.

     NOTE: FOR TAX PURPOSES, WITHDRAWALS ARE GENERALLY CONSIDERED TO HAVE COME FROM EARNINGS FIRST.

     Conseco Variable does not assess the contingent deferred sales charge on death benefits or on any payments paid out as annuity payments if your annuity date is at least four years after we issue your contract and your annuity option has a life contingency or is for a minimum of 5 years.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

     Conseco Variable may reduce or eliminate the amount of the contingent deferred sales charge when the contract is sold under circumstances which reduce its sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with Conseco Variable. Conseco Variable will not deduct a contingent deferred sales charge when a contract is issued to an officer, director or employee of Conseco Variable or any of its affiliates. Any circumstances resulting in the reduction or elimination of the contingent deferred sales charge requires our prior approval. In no event will reduction or elimination of the contingent deferred sales charge be permitted where it would be unfairly discriminatory to any person.

TRANSFER FEE

     You can make one free transfer every 30 days during the accumulation phase. If you make more than one transfer in a 30-day period, you could be charged a transfer fee of $25 per transfer. We reserve the right to change the transfer fee. The transfer fee is deducted from the account from which the transfer was made. If the entire amount in the account is transferred, the fee will be deducted from the amount transferred. If you transfer money from more than one account, the charge is deducted from the account with the largest balance. The two transfers permitted each year during the income phase are free.

     All reallocations made in the same day count as one transfer. Transfers made at the end of the free look period by us are not counted in determining the transfer fee. If the transfer is part of the Dollar Cost Averaging Program, the Rebalancing Program or the Sweep Program it will not count in determining the transfer fee.

PREMIUM TAXES

     Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar

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                                              Conseco Variable Insurance Company
                                                                  2001 Account F
                                                              INDIVIDUAL ANNUITY
================================================================================

taxes. Conseco Variable is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. These taxes are due either when the contract is issued or when annuity payments begin. It is Conseco Variable's current practice to deduct these taxes when either annuity payments begin or upon partial or full surrender of the contract. Conseco Variable may in the future discontinue this practice and assess the charge when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction.

INCOME TAXES

     Conseco Variable will deduct from the contract for any income taxes which it incurs because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES

     There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fund prospectuses.

TAXES

     NOTE: CONSECO VARIABLE HAS PREPARED THE FOLLOWING INFORMATION ON TAXES AS A GENERAL DISCUSSION OF THE SUBJECT. IT IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. YOU SHOULD CONSULT YOUR OWN TAX ADVISER ABOUT YOUR OWN CIRCUMSTANCES. CONSECO VARIABLE HAS INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION AN ADDITIONAL DISCUSSION REGARDING TAXES.

ANNUITY CONTRACTS IN GENERAL

     Annuity contracts are a means of setting aside money for future needs, usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

     Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as TAX-DEFERRAL. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract--qualified or non-qualified (see following sections).

     You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs--either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

     When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NON-QUALIFIED CONTRACTS

     If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an Individual Retirement Annuity (IRA), your contract is referred to as a NON-QUALIFIED CONTRACT.

     If you purchase the contract under a pension plan, specially sponsored program or an IRA, your contract is referred to as a QUALIFIED CONTRACT.

     A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified contract.

WITHDRAWALS--NON-QUALIFIED CONTRACTS

     If you make a withdrawal from your non-qualified contract, the Code generally treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

     The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

     (1)  paid on or after you reach age 591/2 ;

     (2)  paid after you die;

     (3) paid if you become totally disabled (as that term is defined in the Code);

                                                                              29
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     (4)  paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

     (5)  paid under an immediate annuity; or

     (6)  which come from purchase payments made prior to August 14, 1982.

WITHDRAWALS--QUALIFIED CONTRACTS

     If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of the pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

     The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. This penalty will be increased to 25% for withdrawals from SIMPLE IRA's within the first two years of your contract. Some withdrawals will be exempt from the penalty. They include any amounts:

     (1)  paid on or after you reach age 591/2;

     (2)  paid after you die;

     (3)  paid if you become totally disabled (as that term is defined in Code);

     (4) paid to you after leaving your employment in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the employee or joint lives or life expectancies of the employee and his or her beneficiaries;

     (5)  paid to you after you have attained age 55 and left your employment;

     (6)  paid for certain allowable medical expenses (as defined in the Code);

     (7)  paid pursuant to a qualified domestic relations order;

     (8)  paid on account of an IRS levy upon the qualified contract;

     (9)  paid from an IRA for medical insurance (as defined in the Code);

     (10) paid from an IRA for qualified higher education expenses; or

     (11) paid from an IRA up to $10,000 for qualified first time homebuyer expenses (as defined in the Code).

     The exceptions in (5) and (7) above do not apply to IRAs. However, the owner may make a non-taxable transfer to an ex-spouse under a property settlement or divorce decree. The exception in (4) above applies to IRAs but without the requirement of leaving employment.

     We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS--TAX-SHELTERED ANNUITIES

     The Code limits the withdrawal of amounts attributable to purchase payments made by owners under a salary reduction agreement. Withdrawals can only be made when a contract owner:

     (1)  reaches age 591/2;

     (2)  leaves his or her job;

     (3)  dies;

     (4)  becomes disabled (as that term is defined in the Code);

     (5)  in the case of hardship; or

     (6) pursuant to a qualified domestic relations order, if otherwise permitted.

     However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings. You should consult your own tax adviser about your own circumstances.

TAXATION OF DEATH BENEFITS

     Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or annuity payments. Estate taxes may also apply.

     The death benefits available for use with a Qualified Contract may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provisions of such benefits could result in currently taxable income to the owners of the Qualified Contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit equal to the greater of purchase payments or account value. The contract offers death benefits which may exceed the greater of purchase payments or account (contract) value. If these death

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                                              Conseco Variable Insurance Company

                                                                  2001 Account F
                                                              INDIVIDUAL ANNUITY
================================================================================

benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

DIVERSIFICATION

     The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Conseco Variable believes that the investment portfolios are being managed so as to comply with the requirements.

INVESTOR CONTROL

     Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Conseco Variable would be considered the owner of the shares of the investment portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent under federal tax law owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the investment portfolios.

     Due to the uncertainty in this area, Conseco Variable reserves the right to modify the contract as reasonably deemed necessary to maintain favorable tax treatment.

ACCESS TO YOUR MONEY

     You can have access to the money in your contract :

     o  by making a withdrawal (either a partial or a complete withdrawal);

     o  by electing to receive annuity payments; or

     o when a death benefit is paid to your beneficiary. In general, withdrawals can only be made during the accumulation period.

     When you make a complete withdrawal, you will receive the value of the contract on the day you made the withdrawal, less any applicable contingent deferred sales charge, less any premium tax, and less any contract maintenance charge.

     You must tell us which account (investment portfolio(s), the interest adjustment account and/or the fixed account) you want the withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any investment portfolio, the interest adjustment account or the fixed account must be for at least $500. Conseco Variable requires that after a partial withdrawal is made there must be at least $500 left in your contract.

     Conseco Variable will pay the amount of any withdrawal from the investment portfolios within 7 days of your request in good order unless the suspension of payments or transfers provision (see below) is in effect.

     INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

     There are limits to the amount you can withdraw from a qualified plan referred to as a 403(b) (tax-sheltered annuity) plan. For a more complete explanation, see "Taxes" and the discussion in the Statement of Additional Information.

SYSTEMATIC WITHDRAWAL PROGRAM

     The systematic withdrawal program allows you to choose to receive your automatic payments either monthly, quarterly, semi-annually or annually. You must have at least $5,000 in your contract to start the program. You cannot take systematic withdrawals from the interest adjustment account. You can instruct us to withdraw a level dollar amount or percentage from specified investment options, largest account balance or on a pro-rata basis. If you do a reallocation and do not specify investment options, all systematic withdrawals will then default to a pro-rata basis. The systematic withdrawal program will end any time you designate. If you make a partial withdrawal outside the program and the value of your contract is less than $5,000 the program will automatically terminate. Conseco Variable does not charge for this program, however, the withdrawal may be subject to a contingent deferred sales charge. For a discussion of the contingent deferred sales charge, see "Ex- penses."

     All systematic withdrawals will be paid on the last business day of the month (beginning with the first full month after you bought your contract).

================================================================================

     INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS (UNDER 403(B) CONTRACTS) MAY APPLY TO SYSTEMATIC WITHDRAWALS. SUSPENSION OF PAYMENTS OR TRANSFERS

     Conseco Variable may be required to suspend or postpone payments for withdrawals or transfers for any period when:

     1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     2. trading on the New York Stock Exchange is restricted;

     3. an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or Conseco Variable cannot reasonably value the shares of the investment portfolios;

     4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

     Conseco Variable has reserved the right to defer payment for a withdrawal or transfer from the fixed account and/or the interest adjustment account for the period permitted by law but not for more than six months.

PERFORMANCE

     Conseco Variable may periodically advertise performance of the annuity investment in the various investment portfolios. Conseco Variable will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the fees and expenses of the investment portfolio. It does not reflect the deduction of any applicable contract maintenance charge and contingent deferred sales charge. The deduction of any applicable contract maintenance charge and contingent deferred sales charge would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include standardized average annual total return figures which reflect the deduction of the insurance charges, contract maintenance charge, contingent deferred sales charge and the fees and expenses of the portfolio.

     For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding portfolios, modified to reflect the charges and expenses of the contract as if the contract had been in existence during the period stated in the advertisement. These figures should not be interpreted to reflect actual historical performance.

     Conseco Variable may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

DEATH BENEFIT

UPON YOUR DEATH

     If you die before annuity payments begin, Conseco Variable will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first owner dies. The surviving joint owner will be treated as the beneficiary.

     If death occurs prior to age 90, the amount of the death benefit will be the greater of:

     (1) the value of your contract at the time Conseco Variable receives proof of death and a payment election; or

     (2) the total purchase payments you have made, less any adjusted partial withdrawals, increased by 5% each year up to the date of death.

     Adjusted partial withdrawal means the amount of the partial withdrawal, multiplied by the amount of the death benefit just before the partial withdrawal, divided by the value of your contract just before the partial withdrawal. A partial withdrawal is the amount paid to you plus any taxes withheld less any contingent deferred sales charge.

     If death occurs at age 90 or later, the death benefit will be the contract value at the time Conseco Variable receives proof of death and a payment election.

     The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Different rules may apply in the case of an Individual Retirement Annuity.

                                              Conseco Variable Insurance Company

                                                                  2001 Account F
                                                              INDIVIDUAL ANNUITY
================================================================================

     If you or any joint owner (who is not the annuitant) dies during the annuity period, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution prior to the death of the owner or joint owner. If you die during the annuity period, the beneficiary becomes the owner. If any joint owner dies during the annuity period, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other beneficiary on record at the time of death will be treated as a contingent beneficiary. Different rules may apply in the case of an Individual Retirement Annuity.

DEATH OF ANNUITANT

     If the annuitant, who is not an owner or joint owner, dies during the accumulation period, you can name a new annuitant. A change of annuitant by the owner may result in a taxable event. Unless another annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

     Upon the death of the annuitant during the annuity period, the death benefit, if any, will be as provided for in the annuity option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

INTERNAL APPEALS PROCEDURES

     The following internal appeals procedures apply to any controversy relating to the Contract. These procedures are available to the owner, participant, beneficiary or assignee of a contract.

APPEALS OF FINAL DECISION

     o If you wish to appeal from a final decision regarding the contract, you must send us a written request within sixty (60) days of the date of our written notice of final decision;

     o Your request should contain the reason for the appeal and any supporting evidence or documentation; o Within 45 days of receipt of your appeal request, we will inform you of the outcome of your appeal or whether additional information is requested;

     o If additional information is requested, we will inform you of the outcome of your appeal within 30 days after we receive the requested information;

     o If the requested information is provided, we will decide your appeal within 60 days of the request based on the information provided.

DISPUTE RESOLUTION PROCEDURES

     o You may attempt to resolve a dispute over a final decision through mediation and/or arbitration; o Proceedings will be conducted in accordance with the Insurance Dispute Resolution Program as administered by the American Arbitration Association;

     o If the dispute is submitted to arbitration, the arbitration award may be entered in a court of law. These procedures may not be available in your state.

OTHER INFORMATION

CONSECO VARIABLE

     Conseco Variable Insurance Company was originally organized in 1937. Prior to October 7, 1998, Conseco Variable Insurance Company was known as Great American Reserve Insurance Company. In certain states, we may still use the name Great American Reserve Insurance Company until our name change is approved in the state. It is principally engaged in the life insurance business in 49 states and the District of Columbia. Conseco Variable is a stock company organized under the laws of the state of Texas and is an indirect wholly- owned subsidiary of Conseco, Inc. Headquartered in Carmel, Indiana, Conseco, Inc. is one of middle America's leading sources for investment, insurance and lending products. Through its subsidiaries and a nationwide network of insurance agents and finance dealers, Conseco, Inc. provides solutions for both wealth protection and wealth creation to more than 13 million customers.

THE SEPARATE ACCOUNT

     Conseco Variable has established a separate account to hold the assets that underlie the contracts. Conseco Variable Annuity Account F serves the variable annuity portion of the contract. Prior to May 1, 1999, Conseco Variable Annuity Account F was known as Great American Reserve

================================================================================

Variable Annuity Account F. The Board of Directors of Conseco Variable adopted a resolution to establish the Separate Account under Texas Insurance law on September 26, 1997. Conseco Variable Annuity Account F is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Conseco Variable Annuity Account F is divided into sub-accounts.

     The assets of the Separate Account are held in Conseco Variable's name on behalf of the Separate Account and legally belong to Conseco Variable. However, those assets that underlie the contracts are not chargeable with liabilities arising out of any other business Conseco Variable may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts Conseco Variable may issue.

     The obligations under the contracts are obligations of Conseco Variable Insurance Company.

DISTRIBUTOR

     Conseco Equity Sales, Inc. (CES), 11815 N. Pennsylvania Street, Carmel, Indiana 46032, acts as the distributor of the contracts. CES, an affiliate of Conseco Variable, is registered as a broker-dealer under the Securities Exchange Act of 1934. CES is a member of the National Association of Securities Dealers, Inc.

     Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers' commissions may cost up to 8.50% of purchase payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the contracts. Conseco Variable may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

OWNERSHIP

     The contract is an individual fixed and variable deferred annuity contract. You, as the OWNER of the contract, are entitled to all the rights and privileges of ownership.

     Spousal JOINT OWNERS are allowed with this contract (except if it is issued pursuant to a qualified plan). Upon the death of either joint owner, the surviving owner will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY

     The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. ASSIGNMENT

     You can assign the contract at any time during your lifetime. Conseco Variable will not be bound by the assignment until it receives the written notice of the assignment. Conseco Variable will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment.

AN ASSIGNMENT MAY BE A TAXABLE EVENT.

     If the contract is issued pursuant to a qualified plan, there are limitations on your ability to assign the contract.

FINANCIAL STATEMENTS

     The financial statements of Conseco Variable which are included in the Statement of Additional Information should be considered only as bearing on the ability of Conseco Variable to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the investment portfolios. The value of the investment portfolios is affected primarily by the performance of the underlying investments.

     The financial statements of Conseco Variable Annuity Account F are included in the Statement of Additional Information.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Company
Independent Accountants
Legal Opinions
Distribution
Calculation of Performance Information
Federal Tax Status
Annuity Provisions
Financial Statements

                                              Conseco Variable Insurance Company

                                                                  2001 Account F
                                                              INDIVIDUAL ANNUITY
================================================================================

APPENDIX A--CONDENSED FINANCIAL INFORMATION

ACCUMULATION UNIT VALUE HISTORY

     The following schedule includes Accumulation Unit values for the periods indicated. This data has been taken from the Conseco Variable Annuity Account F's financial statements. This information should be read in conjunction with Conseco Variable Annuity Account F's financial statements and related notes which are included in the Statement of Additional Information.

     The tables below provide per unit information about the financial history of each Sub-account.

                                                                                2000                1999                   1998
-----------------------------------------------------------------------------------------------------------------------------------

THE ALGER AMERICAN FUND:
GROWTH PORTFOLIO (A)
  Accumulation unit value at beginning of period ...................          $18.349               $13.913               $10.000
  Accumulation unit value at end of period .........................          $15.421               $18.349               $13.913
  Number of accumulation units outstanding at end of period ........        3,085,986             1,954,848               436,443
LEVERAGED ALLCAP PORTFOLIO (A)
  Accumulation unit value at beginning of period ...................          $26.106               $14.867               $10.000
  Accumulation unit value at end of period .........................          $19.351               $26.106               $14.867
Number of accumulation units outstanding at end of period ..........        2,591,609             1,362,969               109,259
MIDCAP GROWTH PORTFOLIO (A)
  Accumulation unit value at beginning of period ...................          $16.110               $12.391               $10.000
  Accumulation unit value at end of period .........................          $17.345               $16.110               $12.391
  Number of accumulation units outstanding at end of period ........        2,131,387               604,590               155,496
SMALL CAPITALIZATION PORTFOLIO (A)
  Accumulation unit value at beginning of period ...................          $15.834               $11.196               $10.000
  Accumulation unit value at end of period .........................          $11.368               $15.834               $11.196
  Number of accumulation units outstanding at end of period ........        1,011,724               485,731               153,227

AMERICAN CENTURY VARIABLE PORTFOLIO, INC.:
VP INCOME AND GROWTH FUND (A)
  Accumulation unit value at beginning of period ...................          $14.033               $12.058               $10.000
  Accumulation unit value at end of period .........................          $12.370               $14.033               $12.058
  Number of accumulation units outstanding at end of period ........        1,134,425               805,221               351,625
VP INTERNATIONAL FUND (A)
  Accumulation unit value at beginning of period ...................          $17.973               $11.110               $10.000
  Accumulation unit value at end of period .........................          $14.741               $17.973               $11.110
  Number of accumulation units outstanding at end of period ........          744,062               286,551               115,687
VP VALUE FUND (A)
  Accumulation unit value at beginning of period ...................           $9.990               $10.217               $10.000
  Accumulation unit value at end of period .........................          $11.638                $9.990               $10.217
  Number of accumulation units outstanding at end of period ........        1,695,317               615,221               171,138

BERGER INSTITUTIONAL  PRODUCTS TRUST:
GROWTH FUND (A)
  Accumulation unit value at beginning of period ...................          $15.727               $10.694               $10.000
  Accumulation unit value at end of period .........................          $12.793               $15.727               $10.694
  Number of accumulation units outstanding at end of period ........          474,977               161,596                74,889
LARGE CAP GROWTH (A)
  Accumulation unit value at beginning of period ...................          $19.193               $12.237               $10.000
  Accumulation unit value at end of period .........................          $16.892               $19.193               $12.237
  Number of accumulation units outstanding at end of period ........        2,212,389               827,033               153,114
INTERNATIONAL FUND (A)
  Accumulation unit value at beginning of period ...................          $14.002               $10.806               $10.000
  Accumulation unit value at end of period .........................          $12.403               $14.002               $10.806
  Number of accumulation units outstanding at end of period ........           70,745                21,269                20,704

                                                                                2000                1999                   1998
-----------------------------------------------------------------------------------------------------------------------------------

NEW GENERATION FUND (B)
  Accumulation unit value at beginning of period ...................          $10.000                   N/A                   N/A
  Accumulation unit value at end of period .........................           $5.864                   N/A                   N/A
  Number of accumulation units outstanding at end of period ........          213,864                   N/A                   N/A
SMALL COMPANY GROWTH FUND (A)
  Accumulation unit value at beginning of period ...................          $18.501                $9.799               $10.000
  Accumulation unit value at end of period .........................          $17.049               $18.501                $9.799
  Number of accumulation units outstanding at end of period ........        1,005,745               279,265               112,140

CONSECO SERIES TRUST:
BALANCED FUND (A)
  Accumulation unit value at beginning of period ...................          $13.562               $10.510               $10.000
  Accumulation unit value at end of period .........................          $14.348               $13.562               $10.510
  Number of accumulation units outstanding at end of period ........        1,846,975               675,068               399,217
CONSECO 20 FOCUS (B)
  Accumulation unit value at beginning of period ...................          $10.000                   N/A                   N/A
  Accumulation unit value  at end of period ........................           $8.417                   N/A                   N/A
  Number of accumulation units outstanding at end of period ........          274,242                   N/A                   N/A
EQUITY FUND (A)
  Accumulation unit value  at beginning of period ..................          $16.013               $10.878               $10.000
  Accumulation unit value at end of period .........................          $16.219               $16.013               $10.878
  Number of accumulation units outstanding at end of period ........        1,781,031               646,422               446,344
FIXED INCOME FUND (A)
  Accumulation unit value at beginning of period ...................          $10.208               $10.392               $10.000
  Accumulation unit value  at end of period ........................          $11.059               $10.208               $10.392
  Number of accumulation units outstanding at end of period ........        1,289,818               881,706               308,576
GOVERNMENT SECURITIES FUND (A)
  Accumulation unit value at beginning of period ...................          $10.079               $10.480               $10.000
  Accumulation unit value at end of period .........................          $11.104               $10.079               $10.480
  Number of accumulation units outstanding at end of period ........          947,409               451,882               153,270
HIGH YIELD FUND (B)
  Accumulation unit value at beginning of period ...................          $10.000                   N/A                   N/A
  Accumulation unit value at end of period .........................          $10.224                   N/A                   N/A
  Number of accumulation units outstanding at end of period ........          314,505                   N/A                   N/A
MONEY MARKET FUND (A)
  Accumulation unit value at beginning of period ...................          $10.690               $10.335               $10.000
  Accumulation unit value at end of period .........................          $11.190               $10.690               $10.335
  Number of accumulation units outstanding at end of period ........        4,828,243             4,895,749               779,777

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC ..................
(INITIAL SHARES) (A):
  Accumulation unit value at beginning of period ...................          $15.727               $12.261               $10.000
  Accumulation unit value at end of period .........................          $13.798               $15.727               $12.261
  Number of accumulation units outstanding at end of period ........        1,592,027               931,176               212,780

DREYFUS STOCK INDEX FUND (INITIAL SHARES) (A):
  Accumulation unit value at beginning of period ...................          $14.414               $12.120               $10.000
  Accumulation unit value at end of period .........................          $12.895               $14.414               $12.120
  Number of accumulation units outstanding at end of period ........        5,186,719             3,732,395             1,229,906

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES):
DISCIPLINED STOCK PORTFOLIO (A)
  Accumulation unit value at beginning of period ...................          $12.534               $10.726               $10.000
  Accumulation unit value at end of period .........................          $11.230               $12.534               $10.726
  Number of accumulation units outstanding at end of period ........          586,630               280,701                64,622

                                              Conseco Variable Insurance Company

                                                                  2001 Account F
                                                              INDIVIDUAL ANNUITY
================================================================================

APPENDIX A--CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                2000                1999                   1998
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE PORTFOLIO (A)
  Accumulation unit value at beginning of period ...................          $11.883                $9.423               $10.000
  Accumulation unit value at end of period .........................          $11.285               $11.883                $9.423
  Number of accumulation units outstanding at end of period ........          176,116                90,423                14,881

FEDERATED INSURANCE SERIES:
HIGH INCOME BOND FUND II (A)
  Accumulation unit value at beginning of period ...................           $9.994                $9.906               $10.000
  Accumulation unit value at end of period .........................           $8.966                $9.994                $9.906
  Number of accumulation units outstanding at end of period ........        1,128,938               859,802               449,248
INTERNATIONAL EQUITY FUND II (A)
  Accumulation unit value at beginning of period ...................          $20.889               $11.457               $10.000
  Accumulation unit value at end of period .........................          $15.941               $20.889               $11.457
  Number of accumulation units outstanding at end of period ........          395,720               200,438                49,555
UTILITY FUND II (A)
  Accumulation unit value at beginning of period ...................          $11.420               $11.388               $10.000
  Accumulation unit value at end of period .........................          $10.254               $11.420               $11.388
  Number of accumulation units outstanding at end of period ........          745,679               550,507               227,545

INVESCO VARIABLE INVESTMENT FUND:
EQUITY INCOME PORTFOLIO (A)
  Accumulation unit value at beginning of period ...................          $11.674               $10.300               $10.000
  Accumulation unit value at end of period .........................          $12.072               $11.674               $10.300
  Number of accumulation units outstanding at end of period ........          423,688               320,678                80,397
HIGH YIELD PORTFOLIO (A)
  Accumulation unit value at beginning of period ...................          $10.251                $9.512               $10.000
  Accumulation unit value at end of period .........................           $8.928               $10.251                $9.512
  Number of accumulation units outstanding at end of period ........          667,640               495,081               119,637

JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO (A)
  Accumulation unit value at beginning of period ...................          $28.593               $12.864               $10.000
  Accumulation unit value at end of period .........................          $19.224               $28.593               $12.864
  Number of accumulation units outstanding at end of period ........        3,583,615             1,540,761               189,516
GROWTH PORTFOLIO (A)
  Accumulation unit value at beginning of period ...................          $17.980               $12.663               $10.000
  Accumulation unit value at end of period .........................          $15.150               $17.980               $12.663
  Number of accumulation units outstanding at end of period ........        5,805,011             3,067,175               424,913
WORLDWIDE GROWTH PORTFOLIO (A)
  Accumulation unit value at beginning of period ...................          $19.278               $11.887               $10.000
  Accumulation unit value at end of period .........................          $16.031               $19.278               $11.887
  Number of accumulation units outstanding at end of period ........        4,714,717             2,253,671               698,806

LAZARD RETIREMENT SERIES INC.:
EQUITY PORTFOLIO (A)
  Accumulation unit value at beginning of period ...................          $11.679               $10.950               $10.000
  Accumulation unit value at end of period .........................          $11.507               $11.679               $10.950
  Number of accumulation units outstanding at end of period ........          136,231               134,126                93,997
SMALL CAP PORTFOLIO (A)
  Accumulation unit value at beginning of period ...................           $9.653                $9.311               $10.000
  Accumulation unit value at end of period .........................          $11.522                $9.653                $9.311
  Number of accumulation units outstanding at end of period ........          817,111               101,384                45,538

LORD ABBETT SERIES FUND, INC.:
GROWTH AND INCOME PORTFOLIO (A)
  Accumulation unit value at beginning of period ...................          $12.447               $10.812               $10.000
  Accumulation unit value at end of period .........................          $14.211               $12.447               $10.812
  Number of accumulation units outstanding at end of period ........        1,339,392               759,960               240,000

================================================================================
APPENDIX A--CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                2000                1999                   1998
-----------------------------------------------------------------------------------------------------------------------------------
MITCHELL HUTCHINS SERIES TRUST:
GROWTH AND INCOME PORTFOLIO (A)
  Accumulation unit value at beginning of period ...................          $12.000               $11.030               $10.000
  Accumulation unit value at end of period .........................          $11.291               $12.000               $11.030
  Number of accumulation units outstanding at end of period ........           87,205                45,323                23,636

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
LIMITED MATURITY BOND PORTFOLIO (A)
  Accumulation unit value at beginning of period ...................          $10.236               $10.229               $10.000
  Accumulation unit value at end of period .........................          $10.779               $10.236               $10.229
  Number of accumulation units outstanding at end of period ........        1,110,999               921,343               308,953
PARTNERS PORTFOLIO (A)
  Accumulation unit value at beginning of period ...................          $10.647               $10.056               $10.000
  Accumulation unit value at end of period .........................          $10.573               $10.647               $10.056
  Number of accumulation units outstanding at end of period ........          513,663               524,039               308,591

RYDEX VARIABLE TRUST
NOVA PORTFOLIO (C)
  Accumulation unit value at beginning of period ...................          $18.407                   N/A                   N/A
  Accumulation unit value at end of period .........................          $15.135                   N/A                   N/A
  Number of accumulation units outstanding at end of period ........          232,757                   N/A                   N/A
OTC PORTFOLIO (C)
  Accumulation unit value at beginning of period ...................          $39.086                   N/A                   N/A
  Accumulation unit value at end of period .........................          $23.627                   N/A                   N/A
  Number of accumulation units outstanding at end of period ........          413,615                   N/A                   N/A

SELIGMAN PORTFOLIOS
COMMUNICATIONS AND INFORMATION PORTFOLIO (CLASS 2) (B)
  Accumulation unit value at beginning of period ...................          $10.000                   N/A                   N/A
  Accumulation unit value at end of period .........................           $5.542                   N/A                   N/A
  Number of accumulation units outstanding at end of period ........          575,117                   N/A                   N/A
GLOBAL TECHNOLOGY PORTFOLIO (CLASS 2) (B)
  Accumulation unit value at beginning of period ...................          $10.000                   N/A                   N/A
  Accumulation unit value at end of period .........................           $6.730                   N/A                   N/A
  Number of accumulation units outstanding at end of period ........          376,055                   N/A                   N/A

STRONG VARIABLE INSURANCE FUNDS, INC.:
MID CAP GROWTH FUND II (A)
  Accumulation unit value at beginning of period ...................          $23.416               $12.506               $10.000
  Accumulation unit value at end of period .........................          $19.665               $23.416               $12.506
  Number of accumulation units outstanding at end of period ........        1,727,555               620,231                53,572
STRONG OPPORTUNITY FUND II (A):
  Accumulation unit value at beginning of period ...................          $14.482               $10.886               $10.000
  Accumulation unit value at end of period .........................          $15.224               $14.482               $10.886
  Number of accumulation units outstanding at end of period ........          918,337               489,674               181,752

THE VAN ECK WORLDWIDE INSURANCE TRUST:
WORLDWIDE BOND FUND (A)
  Accumulation unit value at beginning of period ...................          $10.011               $11.014               $10.000
  Accumulation unit value at end of period .........................          $10.057               $10.011               $11.014
  Number of accumulation units outstanding at end of period ........          143,770                85,090                31,389
WORLDWIDE EMERGING MARKETS FUND (A)
  Accumulation unit value at beginning of period ...................          $13.301                $6.734               $10.000
  Accumulation unit value at end of period .........................           $7.625               $13.301                $6.734
  Number of accumulation units outstanding at end of period ........          572,481               211,063                36,153

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                                              Conseco Variable Insurance Company

                                                                  2001 Account F
                                                              INDIVIDUAL ANNUITY
================================================================================

APPENDIX A--CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                                                                2000                1999                   1998
-----------------------------------------------------------------------------------------------------------------------------------
WORLDWIDE HARD ASSETS FUND (A)
  Accumulation unit value at beginning of period ...................           $8.423                $7.059               $10.000
  Accumulation unit value at end of period .........................           $9.253                $8.423                $7.059
  Number of accumulation units outstanding at end of period ........           74,260                67,746                12,476
  Worldwide Real Estate Fund (a)
  Accumulation unit value at beginning of period ...................           $8.351                $8.643               $10.000
  Accumulation unit value at end of period .........................           $9.772                $8.351                $8.643
  Number of accumulation units outstanding at end of period ........          172,761                34,645                25,254

  (a) This unit value was $10.000 on the inception date of February 9, 1998.

  (b) This unit value was $10.000 on the inception date of May 1, 2000.

  (c) These unit values were $18.407 and $39.086 on the inception date of May 1, 2000 for Rydex Nova and OTC Portfolios, respectively.

  There are no accumulation unit values shown for the following sub-accounts because they were not available under your Contract until after January 1, 2001: Federated International Small Company Fund II, First American Large Cap Growth Portfolio, First American Mid Cap Growth Portfolio, INVESCO VIF--Financial Services Fund, INVESCO VIF--Health Sciences Fund, INVESCO
  VIF--Real Estate Opportunity Fund, INVESCO VIF--Technology Fund, INVESCO
  VIF--Telecommunications Fund, Neuberger Berman--Midcap Growth Portfolio, Pioneer Fund VCT Portfolio, Pioneer Fund Equity-Income VCT Portfolio, Pioneer Fund Europe VCT Portfolio and Rydex U.S. Government Money Market Fund.

================================================================================
APPENDIX B-PARTICIPATING
INVESTMENT PORTFOLIOS

     Below is a summary of the investment objectives and strategies of each investment portfolio available under the Contract. THERE CAN BE NO ASSURANCE

THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

     The Fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each portfolio.

CONSECO SERIES TRUST

     Conseco Series Trust is managed by Conseco Capital Management, Inc. (CCM) which is an affiliate of Conseco Variable. Conseco Series Trust is a mutual fund with multiple portfolios. The following portfolios are available under the
Contract:

CONSECO 20 FOCUS PORTFOLIO

     The Conseco 20 Focus Portfolio seeks capital appreciation. Normally, the Portfolio will invest at least 65% of its assets in common stocks of companies that the Adviser believes have above-average growth prospects. The Portfolio is non-diversified and will normally concentrate its investments in a core position of approximately 20-30 common stocks.

EQUITY PORTFOLIO

     The Equity Portfolio seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The portfolio will invest primarily in selected equity securities, including common stocks and other securities having the investment characteristics of common stocks, such as convertible securities and warrants.

BALANCED PORTFOLIO

     The Balanced Portfolio seeks a high total investment return, consistent with the preservation of capital and prudent investment risk. Normally, the portfolio invests approximately 50-65% of its assets in equity securities, and the remainder in a combination of fixed income securities, or cash equivalents.

HIGH YIELD PORTFOLIO

     The High Yield Portfolio seeks to provide a high level of current income with a secondary objective of capital appreciation. Normally, the adviser invests at least 65% of the Portfolio's assets in below investment grade securities (those rated BB+/Ba1 or lower by independent rating agencies).

FIXED INCOME PORTFOLIO

     The Fixed Income Portfolio seeks the highest level of income consistent with preservation of capital. The portfolio invests primarily in investment grade debt securities.

GOVERNMENT SECURITIES PORTFOLIO

     The Government Securities Portfolio seeks safety of capital, liquidity and current income. The portfolio will invest primarily in securities issued by the U.S. government or an agency or instrumentality of the U.S. government.

MONEY MARKET PORTFOLIO

     The Money Market Portfolio seeks current income consistent with stability of capital and liquidity. The portfolio may invest in U.S. government securities, bank obligations, commercial paper obligations, short-term corporate debt securities and municipal obligations.

THE ALGER AMERICAN FUND

     The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following portfolios are available under the Contract:

ALGER AMERICAN GROWTH PORTFOLIO

     The Alger American Growth Portfolio seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies.

ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

     The Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can borrow money in amounts of up to one-third of its total assets to buy additional securities.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

     The Alger American MidCap Growth Portfolio seeks long-term capital appreciation. It focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of compa-
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                                              Conseco Variable Insurance Company

                                                                  2001 Account F
                                                              INDIVIDUAL ANNUITY
================================================================================

nies having a market capitalization within the range of companies in the S&P MidCap 400 Index.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

     The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

     American Century Variable Portfolios, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is American Century Investment Management, Inc. The following portfolios are available under the Contract:

VP INCOME & GROWTH FUND

     The VP Income & Growth Fund seeks dividend growth, current income and capital appreciation by investing in common stocks. The fund's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology.

VP INTERNATIONAL FUND

     The VP International Fund seeks capital growth. The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth. International investment involves special risk considerations. These include economic and political conditions, expected inflation rates and currency fluctuations.

VP VALUE FUND

     The VP Value Fund seeks long-term capital growth. Income is a secondary objective. In selecting stocks for the VP Value Fund, the fund managers look for stocks of medium to large companies that they believe are undervalued at the time of purchase.

BERGER INSTITUTIONAL PRODUCTS TRUST

     Berger Institutional Products Trust is a mutual fund with multiple portfolios. Berger LLC is the investment advisor for the Berger IPT--Growth Fund, the Berger IPT--Large Cap Growth Fund, the Berger IPT--Small Company Growth Fund, the Berger IPT--New Generation Fund, and the Berger IPT--International Fund. BBOI Worldwide LLC, a joint venture between Berger LLC and the Bank of Ireland Asset Management (U.S.) Limited (BIAM) was the investment advisor for the Berger IPT--International Fund until May 12, 2000, when Berger LLC became the Fund's advisor. Berger LLC has delegated daily management of the Fund to BIAM as sub-adviser. The following companies provide investment management and administrative services to the Funds. The advisory fees paid to them for the most recent fiscal year are shown in the following table as a percentage of each Fund's average daily net assets. Berger LLC serves as investment advisor, sub-advisor or administrator to mutual funds and institutional investors. Berger LLC has been in the investment advisory business for 26 years. When acting as investment advisor, Berger LLC is responsible for managing the investment operations of the Funds. Berger LLC also provides administrative services to the Funds. BIAM serves as investment advisor or sub-advisor to pension and profit-sharing plans and other institutional investors and mutual funds. Bank of Ireland's investment management group was founded in 1966. As sub-advisor, BIAM provides day-to day management of the investment operations of the Berger IPT--International Fund.

BERGER IPT--GROWTH FUND

     The Berger IPT--Growth Fund aims for long-term capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of established companies with the potential for strong growth potential.

BERGER IPT--LARGE CAP GROWTH FUND (FORMERLY, BERGER IPT--GROWTH AND INCOME FUND)

     The Berger IPT--Large Cap Growth Fund aims for capital appreciation. In pursuing that goal, the fund primarily invests in the securities of well-established companies that have the potential for growth.

BERGER IPT--SMALL COMPANY GROWTH FUND

     The Berger IPT--Small Company Growth Fund aims for capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of small companies with the potential for rapid revenue and earnings growth.

================================================================================

BERGER IPT--NEW GENERATION FUND

     The Berger IPT--New Generation Fund seeks capital appreciation. In pursuing that goal, the fund primarily invests in the common stocks of companies believed to have the potential to change the direction or dynamics of the industries in which they operate or significantly influence the way businesses or consumers conduct their affairs.

BERGER IPT--INTERNATIONAL FUND

     The Berger IPT--International Fund aims for long-term capital appreciation. In pursuing that goal, the fund primarily invests in a portfolio consisting of common stocks of well-established foreign companies.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

     The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and the sub-advisor is NCM Capital Management Group, Inc.

     The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests primarily in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS STOCK INDEX FUND (INITIAL SHARES)

     The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and Mellon Equity Associates.

     The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)

     The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the portfolios is The Dreyfus Corporation. The following portfolios are available under the Contract:

DREYFUS VIF--DISCIPLINED STOCK PORTFOLIO

     The Dreyfus VIF--Disciplined Stock Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the portfolio invests in a blended portfolio of growth and value stocks chosen through a disciplined investment process.

DREYFUS VIF--INTERNATIONAL VALUE PORTFOLIO

     The Dreyfus VIF--International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio ordinarily invests most of its assets in equity securities of foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES

     Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II and the Federated Utility Fund II. Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II and Federated International Small Company Fund II. The following portfolios are available under the Contract:

FEDERATED HIGH INCOME BOND FUND II

     The Federated High Income Bond Fund II's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The fund pursues its investment objective by investing in a diversified portfolio of high-yield, lower-rated corporate bonds.

FEDERATED UTILITY FUND II

     The Federated Utility Fund II's investment objective is to achieve high current income and moderate capital appreciation. The fund pursues its investment objective by investing under normal market conditions, at least 65% of its assets in equity securities (including convertible securities) of companies that derive at least 50% of their revenues from the provision of electricity, gas and telecommunications related services.

FEDERATED INTERNATIONAL EQUITY FUND II

     The Federated International Equity Fund II's investment objective is to obtain a total return on its assets. The fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities.

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                                              Conseco Variable Insurance Company

                                                                  2001 Account F
                                                              INDIVIDUAL ANNUITY
================================================================================

FEDERATED INTERNATIONAL SMALL COMPANY FUND II

     The Federated International Small Company Fund II's investment objective is to provide long-term growth of capital. The fund pursues its investment objective by investing primarily in equity securities of foreign companies that have a market capitalization at the time of purchase of $1.5 billion or less.

FIRST AMERICAN INSURANCE PORTFOLIOS

     First American Insurance Portfolios is a mutual fund with multiple portfolios. U.S. Bancorp Piper Jaffray Asset Management serves as the investment advisor to the Portfolios. The following portfolios are available under the contract:

FIRST AMERICAN LARGE CAP GROWTH PORTFOLIO

     First American Large Cap Growth Portfolio's investment objective is long-term growth of capital. Under normal market conditions, the Portfolio invests primarily (at least 75% of its total assets) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase.

FIRST AMERICAN MID CAP GROWTH PORTFOLIO

     First American Mid Cap Growth Portfolio's investment objective is growth of capital. Under normal market conditions, the Portfolio invests primarily (at least 75% of its total assets) in common stocks of mid-capitalization companies that have market capitalizations at the time of purchase of at least within the range of market capitalizations of companies constituting the Russell Midcap Index.

INVESCO VARIABLE INVESTMENT FUNDS, INC.

     INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser for the Fund. The following portfolios are available under the contract:

INVESCO VIF--EQUITY INCOME FUND

     The INVESCO VIF--Equity Income Fund attempts to provide high total return through both growth and income from these investments. The fund primarily invests in dividend-paying common and preferred stocks. Although the fund focuses on the stocks of larger companies with a strong record of paying dividends, it also may invest in companies that have not paid regular dividends. The Fund's equity investments are limited to stocks that can be traded easily in the United States, it may however, invest in foreign securities in the form of American Depository Receipts (ADRs). The rest of the fund's assets are invested in debt securities, generally corporate bonds that are rated investment grade or better. The fund also may invest up to 15% of its assets in lower-grade debt securities commonly known as "junk bonds."

INVESCO VIF--HIGH YIELD FUND

     The INVESCO VIF--High Yield Fund seeks to provide a high level of current income, with growth of capital as a secondary objective. It invests primarily in lower-rated debt securities, commonly called "junk bonds" and preferred stock, including securities issued by foreign companies.

INVESCO VIF--FINANCIAL SERVICES FUND

     The INVESCO VIF--Financial Services Fund seeks to make an investment grow. It is aggressively managed. Although the Fund can invest in debt securities, it invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund invests primarily in the equity securities of companies involved in the financial services sector.

INVESCO VIF--HEALTH SCIENCES FUND

     The INVESCO VIF--Health Sciences Fund seeks to make an investment grow. It is aggressively managed. Although the Fund can invest in debt securities, it invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as options and other investments whose values are based upon the values of equity securities. The fund invests primarily in the equity securities of companies that develop, produce or distribute products or services related to health care.

INVESCO VIF--REAL ESTATE OPPORTUNITY FUND

     The INVESCO VIF--Real Estate Opportunity Fund seeks to make an investment grow. It also seeks to provide current income. The Fund is aggressively managed. Although the Fund can invest in debt securities, it invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other instruments whose values are based upon the values of equity securities. The Fund invests primarily in the equity securities of companies doing business in the real estate industry, including real estate investment trusts ("REITS").

INVESCO VIF--TECHNOLOGY FUND

     The INVESCO VIF--Technology Fund seeks to make an investment grow. It is aggressively managed. Although the Fund can invest in debt securities, it invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as options and other investments whose values are based upon the values of equity securities. The Fund invests primarily in the equity securities of companies engaged in technology-related industries.

INVESCO VIF--TELECOMMUNICATIONS FUND

     The INVESCO VIF--Telecommunications Fund seeks to make an investment grow. It also seeks to provide current income. It invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. It can also invest in debt securities. The Fund invests primarily in the equity securites of companies engaged in the design, development, manufacture, distribution, or sale of communications services and equipment and companies that are involved in supplying equipment or services to such companies.

JANUS ASPEN SERIES

     Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Corporation is the investment adviser to the fund. The following portfolios are available under your contract:

AGGRESSIVE GROWTH PORTFOLIO

     The Aggressive Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies.

GROWTH PORTFOLIO

     The Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio can invest in companies of any size, it generally invests in larger, more established companies.

WORLDWIDE GROWTH PORTFOLIO

     The Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its objective by investing primarily in common stocks of companies of any size throughout the world. The portfolio normally invests in issuers from at least five different countries, including the United States. The portfolio may at times invest in fewer than five countries or even a single country.

LAZARD RETIREMENT SERIES, INC.

     Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management serves as the investment manager of the portfolios. The investment manager is a division of Lazard Freres & Co., LLC, a New York limited liability company, which is registered as an investment adviser with the SEC. The following portfolios are available under the contract:

LAZARD RETIREMENT EQUITY PORTFOLIO

     The Lazard Retirement Equity Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of the relatively large U.S. companies with market capitalizations in the range of the S&P 500(R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

LAZARD RETIREMENT SMALL CAP PORTFOLIO

     The Lazard Retirement Small Cap Portfolio seeks long-term capital appreciation by investing primarily in equity securities, principally common stocks, of relatively small U.S. companies with market capitalizations in the range of the Russell 2000(R) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values.

LORD ABBETT SERIES FUND, INC.

     Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord Abbett & Co. The following portfolio is available under the contract:

GROWTH AND INCOME PORTFOLIO

     The Growth and Income Portfolio's investment objective is long-term growth of capital and income without excessive fluctuations in market value.

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                                              Conseco Variable Insurance Company

                                                                  2001 Account F
                                                              INDIVIDUAL ANNUITY
================================================================================
MITCHELL HUTCHINS SERIES TRUST (NOT AVAILABLE FOR NEW SALES AS OF MAY 1, 2001)

     Mitchell Hutchins Series Trust is a mutual fund with multiple portfolios. Brinson Advisors, Inc. ("Brinson Advisors," formerly known as Mitchell Hutchins Asset Management, Inc.) serves as manager and administrator to the portfolio. Brinson Advisors has appointed Alliance Capital Management L.P. ("Alliance Capital") to serve as sub-adviser for the portfolio's investments. The following portfolio is available under the contract:

GROWTH AND INCOME PORTFOLIO

     The Growth and Income Portfolio's investment objective is current income and capital growth. The portfolio invests primarily in dividend-paying common stocks of large, well-established "blue-chip" companies. When the economic outlook is unfavorable for common stocks, the fund may invest in other types of securities, such as bonds, convertible bonds, preferred stocks and convertible preferred stocks.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

     Neuberger Berman Advisers Management Trust is a mutual fund with multiple portfolios. The fund is managed by Neuberger Berman Management, Inc. The following portfolios are available under the contract:

LIMITED MATURITY BOND PORTFOLIO

     The Limited Maturity Bond Portfolio seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. To pursue these goals, the portfolio invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage-and-asset-backed securities.

PARTNERS PORTFOLIO

     The Partners Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid- to large-capitalization companies. The managers look for well-managed companies whose stock prices are believed to be undervalued.

MIDCAP GROWTH PORTFOLIO

     The Midcap Growth Portfolio seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries.

PIONEER VARIABLE CONTRACTS TRUST

     Pioneer Variable Contracts Trust is managed by Pioneer Investment Management, Inc. The Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. The following Class II portfolios are available under the contract:

PIONEER FUND VCT PORTFOLIO

     The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The Portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

PIONEER EQUITY-INCOME VCT PORTFOLIO

     The Pioneer Equity-Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

PIONEER EUROPE VCT PORTFOLIO

     The Pioneer Europe VCT Portfolio seeks long-term growth of capital. The portfolio invests primarily in equity securities of European issuers.

RYDEX VARIABLE TRUST

     Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Global Advisors. The following portfolios are available under the contract:

OTC FUND

     The OTC Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities. The Fund's current benchmark is the NASDAQ 100 Index(TM). The Fund invests principally in securities of companies included in the NASDAQ 100 Index(TM). It also may invest in other instruments whose performance is expected to correspond to that of the Index, and may engage in futures and options transactions.

NOVA FUND

     The Nova Fund seeks to provide investment returns that correspond to 150% of the daily performance of the Standard & Poor's 500 Composite Stock Price Index. Unlike traditional index funds, as its primary investment strategy, the Fund invests to a significant extent in futures contracts and options on: securities, futures contracts and stock indexes. On a day-to-day basis, the Fund holds U.S.

================================================================================

government securities to collateralize these futures and options contracts.

U.S. GOVERNMENT MONEY MARKET FUND

     The U.S. Government Money Market Fund seeks to provide security of principal, high current income and liquidity. The Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

SELIGMAN PORTFOLIOS, INC.

     Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following portfolios are available under the contract:

SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO

     The Seligman Communications and Information Portfolio seeks capital gain. The Portfolio invests at least 80% of its net assets, exclusive of government securities, short-term notes, and cash and cash equivalent, in securities of companies operating in the communications, information and related industries. The Portfolio generally invests at least 65% of its total assets in securities of companies engaged in these industries. The Portfolio may invest in companies of any size.

SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO

     The Seligman Global Technology Portfolio seeks long-term capital appreciation. The Portfolio generally invests at least 65% of its assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries. The Portfolio may invest in companies of any size.

STRONG OPPORTUNITY FUND II, INC.

     Strong Opportunity Fund II, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following portfolio is available under the contract:

OPPORTUNITY FUND II

     The Opportunity Fund II seeks capital growth. The fund invests primarily in stocks of medium-capitalization companies that the fund's manager believes are underpriced, yet have attractive growth prospects.

STRONG VARIABLE INSURANCE FUNDS, INC.

     Strong Variable Insurance Funds, Inc. is a mutual fund. Strong Capital Management, Inc. is the investment advisor for the fund. The following portfolio is available under the contract:

MID-CAP GROWTH FUND II

     The Mid-Cap Growth Fund II seeks capital appreciation. The fund invests at least 65% of its assets in stocks of medium-capitalization companies that the fund's managers believe have favorable prospects for accelerating growth of earnings, cash flow, or asset value.

VAN ECK WORLDWIDE INSURANCE TRUST

     Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following portfolios are available under the Contract:

WORLDWIDE BOND FUND

     The Worldwide Bond Fund seeks high total return--income plus capital-appreciation--by investing globally, primarily in a variety of debt securities. The fund's long-term assets will consist of debt securities rated B or better by Standard & Poor's or Moody's Investors Service.

WORLDWIDE EMERGING MARKETS FUND

     The Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The fund emphasizes investment in countries that have relatively low gross national product per capita, as well as the potential for rapid economic growth.

WORLDWIDE HARD ASSETS FUND

     The Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in "hard asset securities." Income is a secondary consideration.

WORLDWIDE REAL ESTATE FUND

     The Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

                                              Conseco Variable Insurance Company

                                                                  2001 Account F
                                                              INDIVIDUAL ANNUITY
================================================================================

--------------------------------------------------------------------------------
                             (cut along dotted line)

--------------------------------------------------------------------------------
     If you would like a free copy of the Statement of Additional Information (Form #05-8339) dated May 1, 2001 for this Prospectus, please complete this form, detach, and mail to:

                       Conseco Variable Insurance Company
                              Administrative Office
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032

Gentlemen:

Please send me a free copy of the Statement of Additional Information for the Conseco Variable Annuity Account F fixed and variable annuity at the following address:

           Name:_________________________________________________________

           Mailing Address:______________________________________________


           ______________________________________________________________
                                     Sincerely,

           ______________________________________________________________
                                    (Signature)
--------------------------------------------------------------------------------


                       Conseco Variable Insurance Company
                          11815 N. Pennsylvania Street
                              Carmel, Indiana 46032

(C) 2001, Conseco Variable Insurance Company

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         INSURANCE COMPANY. CONSECO EQUITY SALES IS THE PRINCIPAL UNDERWRITER OF
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                                              CONSECO VARIABLE INSURANCE COMPANY
                                                    11815 N. Pennsylvania Street
                                                                Carmel, IN 46032

                                                          05-8318 (02/01) A13106
                         (C) 1999, 2000, 2001 Conseco Variable Insurance Company

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